UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	November 30, 2007

Date of reporting period:	May 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Columbia Tax-Exempt Fund

Semiannual Report – May 31, 2007

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Table of Contents

Performance Information	1

Understanding Your Expenses	2

Fund Profile	3

Financial Statements	4

Investment Portfolio	5

Statement of Assets and Liabilities	32

Statement of Operations	33

Statement of Changes in Net Assets	34

Financial Highlights	36

Notes to Financial Statements	40

Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Columbia family of funds in your overall financial plan.

Your financial advisor can help you establish an appropriate investment portfolio and periodically review that portfolio. A well balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

However, creating an investment strategy is not a one-step process. From time to time, you'll need to re-evaluate your strategy to determine whether your investment needs have changed. Most experts recommend giving your portfolio a "check-up" every year.

As you begin your portfolio check-up, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to tweak your strategy if you have:

•  Gotten married or divorced

•  Added a child to your family

•  Made a significant change in employment

•  Entered or moved significantly closer to retirement

•  Experienced a serious illness or death in the family

•  Taken on or paid off substantial debt

It's important to remember that over time, performance in different market segments will fluctuate. These shifts can cause your portfolio balance to drift away from your chosen asset allocation. A periodic portfolio check-up can help make sure your portfolio stays on track. Remember that asset allocation does not ensure a profit or guarantee against loss.

You'll also want to analyze the individual investments in your portfolio. Of course, performance should be a key factor in your analysis, but it's not the only factor to consider. Make sure the investments in your portfolio line up with your overall objectives and risk tolerance. Be aware of changes in portfolio management and pay special attention to any funds that have made significant shifts in their investment strategy.

We hope this information will help you, in working with your financial advisor, to stay on track to reach your investment goals. Thank you for your business and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/97 – 05/31/07 ($)

Share class
Sales charge	without	with
Class A	16,748	15,953
Class B	15,544	15,544
Class C	15,770	15,770
Class Z	16,806	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Annual operating expense ratio (%)*

Class A	0.88
Class B	1.63
Class C	1.63
Class Z	0.68

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Average annual total return as of 05/31/07 (%)

Share class	A		B		C		Z
Inception	11/21/78		05/05/92		08/01/97		09/16/05
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–0.24	–4.98	–0.62	–5.50	–0.54	–1.52	–0.14
1-year	5.29	0.29	4.51	–0.49	4.66	3.66	5.50
5-year	5.28	4.26	4.50	4.16	4.65	4.65	5.35
10-year	5.29	4.78	4.51	4.51	4.66	4.66	5.33

Average annual total return as of 06/30/07 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–0.48	–5.21	–0.85	–5.27	–0.78	–1.75	–0.38
1-year	5.05	0.06	4.27	–0.73	4.42	3.42	5.26
5-year	4.91	3.89	4.13	3.79	4.29	4.29	4.99
10-year	5.10	4.59	4.32	4.32	4.47	4.47	5.14

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details.

The tables do not reflect the deduction of taxes a shareholder may pay on fund distributions or the redemption of fund shares.

Class Z is a newer class of shares. Its performance information includes returns of the fund's Class A shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for the period prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees.

Class C is a newer class of shares. Its performance information includes returns of the fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on November 21, 1978, Class B shares were initially offered on May 5, 1992, Class C shares were initially offered on August 1, 1997 and Class Z shares were initially offered on September 16, 2005.

Understanding Your Expenses – Columbia Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

12/01/06 – 05/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	997.61	1,020.89	4.03	4.08	0.81
Class B	1,000.00	1,000.00	993.82	1,017.15	7.75	7.85	1.56
Class C	1,000.00	1,000.00	994.61	1,017.90	7.01	7.09	1.41
Class Z	1,000.00	1,000.00	998.60	1,021.89	3.04	3.07	0.61

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses for Class C shares, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Tax-Exempt Fund

Summary

■  For the six-month period that ended May 31, 2007, Columbia Tax-Exempt Fund Class A shares returned negative 0.24% without sales charge. The fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 0.30%.1 The average return of the fund's peer group, the Lipper General Municipal Debt Funds Classification, was 0.07%.2 Citing inflation concerns, the Federal Reserve Board (the Fed) held interest rates at 5.25% during the period. Despite the Fed's lack of movement, bond yields rose across the maturity spectrum. This was a departure from the pattern of the recent past when short-term yields rose while yields on intermediate and longer maturity issues declined. Yields of shorter-maturity bonds rose relatively less than those of longer maturity issues. Because yield typically moves opposite to price, the fund's focus on the intermediate maturity range of 10 to 15 years caused it to underperform its benchmark and peer group average by a small margin. Income from premium coupon bonds helped the fund offer a high yield relative to its national high quality peers and provided a boost to performance.

■  The fund's emphasis on non-callable bonds detracted from returns during the period. Non-callable bonds tend to perform true to their stated maturity dates as compared with callable bonds, which may be redeemed before maturity. The fund's emphasis on non-callable bonds was a boon when interest rates were declining. However, these bonds tend to underperform callable bonds with similar structures when interest rates rise. Zero coupon bonds also played a role in the fund's relative underperformance. These bonds do not pay current income, but are redeemed at face value at maturity. However, their current prices tend to decline as yields rise.

■  We have positioned the fund based on our long-term outlook for continued benign core inflation and moderate economic growth. In such an environment, we believe that high-quality, non-callable bonds in the intermediate maturity range have the potential to perform well. However, should interest rates continue to rise or if inflation expectations increase, we may adjust our strategic positioning.

Portfolio Management

Kimberly Campbell has managed the fund since 2002. Ms. Campbell has been with the advisor or its predecessors or affiliate organizations since 1995.

The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

1The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 05/31/07 ($)

Class A	13.55
Class B	13.55
Class C	13.55
Class Z	13.55

Distributions declared per share

12/01/06 – 05/31/07 ($)

Class A	0.30
Class B	0.25
Class C	0.26
Class Z	0.31

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Summary

6-month (cumulative) return
as of 05/31/07

–0.24%

Class A shares (without sales charge)

+0.30%

Lehman Brothers Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Financial Statements – Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Investment Portfolio – Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds – 98.4%

	Par ($)	Value ($)
Education – 3.1%
Education – 2.7%
CA Educational Facilities Authority
Loyola Marymount University, Series 2001, Insured: MBIA: (a) 10/01/17	2,525,000	1,627,287
(a) 10/01/20	2,000,000	1,113,620
CA Municipal Finance Authority
Escondido Charter, Series 2006 A, 5.250% 06/01/36	1,750,000	1,808,292
MA College Building Authority
Series 1994 A, 7.500% 05/01/14	3,500,000	4,134,830
MA Health & Educational Facilities Authority
Harvard University, Series 1991 N, 6.250% 04/01/20	2,000,000	2,432,360
Massachusetts Institute of Technology, Series 2002 K, 5.500% 07/01/22	8,000,000	9,211,280
NC University of North Carolina at Chapel Hill
Series 1997, (a) 08/01/13	2,000,000	1,567,560
NY Dormitory Authority
Educational Housing Services, Series 2005, Insured: AMBAC 5.250% 07/01/30	3,000,000	3,362,550
New York University, Series 2001 1, Insured: AMBAC 5.500% 07/01/40	4,000,000	4,730,640
Upstate Community Colleges, Series 2005 B, Insured: FGIC 5.500% 07/01/23	2,000,000	2,294,120
PR Commonwealth of Puerto Rico University of Puerto Rico
Series 2006 Q, 5.000% 06/01/30	7,375,000	7,623,390
UT Weber State University Revenue
Series 2005, Insured: MBIA 4.250% 04/01/29	5,100,000	4,835,259

	Par ($)	Value ($)
VA College Building Authority
Virginia Educational Facilities, Washington & Lee University, Series 2001, 5.375% 01/01/21	10,000,000	11,206,500
WV University of West Virginia
Series 1998 A, Insured: MBIA 5.250% 04/01/28	5,000,000	5,641,650
Series 2000 A, Insured: AMBAC: (a) 04/01/16	3,300,000	2,275,647
(a) 04/01/17	2,480,000	1,633,427
(a) 04/01/18	3,800,000	2,386,096
Education Total		67,884,508
Student Loan – 0.4%
WY Student Loan Corp.
Series 1999 A, 6.250% 06/01/29	10,000,000	10,000,000
Student Loan Total		10,000,000
Education Total		77,884,508
Health Care – 8.6%
Continuing Care Retirement – 0.4%
MD Baltimore County
Oak Crest Village, Inc., Series 2007 A, 5.000% 01/01/37	5,000,000	5,052,900
NC Medical Care Commission
Glenaire, Inc., Series 2006, 5.500% 10/01/31	2,500,000	2,584,525
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community, Series 2005, 6.125% 02/01/28	2,000,000	2,110,280
Continuing Care Retirement Total		9,747,705
Health Services – 0.5%
MA Development Finance Agency
Boston Biomedical Research Institute, Series 1999, 5.650% 02/01/19	1,310,000	1,357,357
MN Minneapolis & St. Paul Housing & Redevelopment Authority
Group Health Plan, Inc., Series 2003: 5.250% 12/01/16	1,250,000	1,298,050
6.000% 12/01/17	1,650,000	1,783,320

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
WI Health & Educational Facilities Authority
Marshfield Clinic, Series 1999, Insured: RAD 6.250% 02/15/29	7,200,000	7,637,544
Health Services Total		12,076,271
Hospitals – 5.7%
AZ University Medical Center Corp.
Series 2004, 5.250% 07/01/13	1,000,000	1,045,980
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association, Series 2003 C, 5.375% 03/01/20	1,320,000	1,373,632
CA Health Facilities Financing Authority
Catholic Health Care West, Series 2004 G, 5.250% 07/01/23	500,000	518,520
CT Health & Educational Facilities Authority
Manchester Memorial Hospital, Series 2000 A, Insured: RAD 6.000% 07/01/25	1,605,000	1,704,670
FL Hillsborough County Industrial Development Authority
Tampa General Hospital, Series 2003 A: 5.000% 10/01/18	825,000	842,903
5.250% 10/01/24	4,000,000	4,112,440
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System, Series 1999 E, 6.000% 10/01/26	6,905,000	7,209,372
Series 1996 A, Insured: MBIA 6.250% 10/01/16	825,000	945,211
FL West Orange Health Care District
Series 2001 A, 5.650% 02/01/22	3,650,000	3,807,607
GA Chatham County Hospital Authority
Memorial Health University Medical Center, Series 2004 A, 5.500% 01/01/34	2,500,000	2,603,400
Memorial Medical Center, Series 2001 A, 6.125% 01/01/24	3,000,000	3,195,060

	Par ($)	Value ($)
GA Gainesville & Hall County Hospital Authority
Northeast Georgia Health Systems, Series 2001, 5.000% 05/15/13	1,560,000	1,597,596
LA Public Facilities Authority
Touro Infirmary, Series 1999 A, 5.625% 08/15/29	10,940,000	11,204,310
MA Health & Educational Facilities Authority
South Shore Hospital, Series 1999 F, 5.750% 07/01/29	13,000,000	13,531,180
MI Dickinson County
Dickinson County Health Care System, Series 1999, 5.700% 11/01/18	1,800,000	1,844,316
MI University of Michigan
Series 2002 D, 5.250% 12/01/20	6,310,000	6,607,138
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc., Series 1997 A, 5.500% 11/01/09	250,000	256,200
MO Health & Educational Facilities Authority
Lake Regional Health Systems, Series 2003, 5.600% 02/15/25	625,000	655,006
SSM Health Care Corp., Series 2002 A: 5.000% 06/01/11	2,000,000	2,072,500
5.250% 06/01/12	2,500,000	2,632,475
MS Medical Center Building Corp.
University of Mississippi Medical Center, Series 1998, Insured: AMBAC 5.500% 12/01/23	10,550,000	11,994,717
NC Medical Care Community Health Care Facility
Wilson Memorial Hospital, Series 1997, Insured: AMBAC (a) 11/01/14	1,380,000	1,021,297
ND Ward County Health Care Facility
Trinity Health, Series 2006, 5.125% 07/01/29	1,250,000	1,270,363

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NH Higher Educational & Health
Series 1998, 5.800% 05/01/18	1,470,000	1,500,561
NM Farmington
San Juan Medical Center, Series 2004 A, 5.000% 06/01/23	500,000	507,370
OH Highland County Joint Township
Series 1999, 6.750% 12/01/29	1,820,000	1,894,729
SC Greenville Hospital System Board
Series 2001, Insured: AMBAC 5.500% 05/01/26	5,000,000	5,295,250
TN Johnson City Health & Educational Facilities Board
Mountain States Health Alliance, Series 2006 A, 5.500% 07/01/36	1,250,000	1,317,513
TN Knox County Health, Educational & Housing Facilities Authority
East Tennessee Hospital, Series 2003 B, 5.750% 07/01/33	650,000	690,307
Fort Sanders Alliance, Series 1993, Insured: MBIA 5.250% 01/01/15	5,000,000	5,354,500
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System, Series 2006 C, 5.250% 09/01/36	7,000,000	7,185,150
TX Harris County Health Facilities Development Corp.
Memorial Hermann Hospital Systems, Series 1998, Insured: FSA 5.500% 06/01/11	3,335,000	3,525,795
VA Fairfax County Industrial Development Authority
Inova Health System, Series 1993 A, 5.000% 08/15/23	10,000,000	10,582,100
VA Henrico County Industrial Development Authority
Bon Secours Health, Series 1996, Insured: MBIA 6.000% 08/15/16	5,000,000	5,573,400

	Par ($)	Value ($)
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.: Series 1999 B: 5.500% 02/15/15	3,500,000	3,603,600
5.625% 02/15/20	5,500,000	5,664,780
Series 1999 A, 5.600% 02/15/29	4,000,000	4,107,720
Series 2003, 6.400% 04/15/33	4,250,000	4,674,787
Waukesha Memorial Hospital, Series 1990 B, Insured: AMBAC 7.250% 08/15/19	10,000	10,026
Hospitals Total		143,533,481
Intermediate Care Facilities – 0.6%
IL Development Finance Authority
Hoosier Care, Inc., Series 1999 A, 7.125% 06/01/34	2,305,000	2,369,494
IN Health Facilities Financing Authority
Hoosier Care, Inc., Series 1999 A, 7.125% 06/01/34	11,895,000	12,227,822
Intermediate Care Facilities Total		14,597,316
Nursing Homes – 1.4%
CO Health Facilities Authority
American Housing Foundation I, Inc., Series 2003 A, 8.500% 12/01/31	885,000	936,073
IA Finance Authority
Care Initiatives, Series 1998 B: 5.500% 07/01/08	510,000	516,436
5.750% 07/01/28	4,500,000	4,603,815
IA Marion
Health Care Facilities Revenue, Series 2003, 6.500% 01/01/29(b)	200,000	224,686
MA Development Finance Agency
AHF/Woodlawn Manor, Inc.: Series 2000 A, 7.750% 12/01/27(c)	2,397,000	958,800
Series 2000 B, 10.250% 06/01/27(c)(d)	742,783	22,283
MA Industrial Finance Agency
First Mortgage GF/Massachusetts, Inc., Series 1994, 8.300% 07/01/23	10,800,000	10,537,776

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
PA Chester County Industrial Development Authority
Pennsylvania Nursing Home, Series 2002, 8.500% 05/01/32	6,265,000	6,541,913
PA Delaware County Industrial Development Authority
Care Institute-Main Line LLC, Series 2005, 9.000% 08/01/31	8,395,000	6,672,934
PA Washington County Industrial Development Authority
AHF Project, Series 2003, 7.750% 01/01/29	2,220,000	2,493,859
TN Metropolitan Government Nashville & Davidson County Health & Education Board
AHF Project, Series 2003, 7.750% 01/01/29	510,000	572,914
Nursing Homes Total		34,081,489
Health Care Total		214,036,262
Housing – 3.0%
Assisted Living/Senior – 0.3%
DE Kent County
Heritage at Dover, Series 1999, AMT, 7.625% 01/01/30	1,615,000	1,576,708
MN Roseville
Care Institute, Inc., Series 1993, 7.750% 11/01/23(o)	3,275,000	2,899,030
NC Medical Care Commission
DePaul Community Facilities, Inc., Series 1999, 7.625% 11/01/29	2,060,000	2,149,734
NY Suffolk County Industrial Development Agency
Gurwin Jewish Phase II, Series 2004, 6.700% 05/01/39	900,000	981,828
Assisted Living/Senior Total		7,607,300
Multi-Family – 2.1%
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd., Series 2000 A, AMT, 7.500% 07/01/40	8,050,000	8,508,689
Cross Keys Apartments, Series 1998 A, AMT, 5.750% 10/01/28	985,000	996,800

	Par ($)	Value ($)
FL Capital Trust Agency
Atlantic Housing Foundation, Inc., Series 2005 C, 5.875% 01/01/28	2,000,000	2,081,740
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd., Series 2000 A, AMT, 7.450% 07/01/40	4,000,000	4,206,280
MA Housing Finance Agency
Series 2004 A, AMT, Insured: FSA 5.250% 07/01/25	10,000,000	10,282,300
MD Economic Development Corp.
Collegiate Housing Foundation, Series 1999 A, 6.000% 06/01/30	3,000,000	3,104,400
MN Washington County Housing & Redevelopment Authority
Cottages of Aspen, Series 1992, AMT, 9.250% 06/01/22	1,805,000	1,808,105
MN White Bear Lake
Birch Lake Townhomes: Series 1989 A, 9.750% 07/15/19	2,385,000	2,262,172
Series 1989 B, AMT, (a) 07/15/19	265,000	74,555
MO St. Louis Area Housing Finance Corp.
Wellington Arms III, Series 1979, 7.375% 01/01/21	1,566,466	1,581,254
NC Durham Housing Authority
Magnolia Pointe Apartments, Series 2005, AMT, 5.650% 02/01/38	3,500,000	3,468,430
NC Housing Finance Agency
Series 1994 F, Insured: FHA 6.600% 07/01/17	355,000	355,515
NC Medical Care Commission
ARC Project, Series 2004 A, 5.800% 10/01/34	1,400,000	1,504,454
NY New York City Housing Development Corp.
Series 2005 F-1, 4.650% 11/01/25	5,000,000	5,055,400

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Resolution Trust Corp.
Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16(e)	6,615,223	6,560,118
Multi-Family Total		51,850,212
Single-Family – 0.6%
CA Housing Finance Authority
Series 1984 B, (a) 08/01/16	255,000	93,973
CO El Paso County School District No. 11
Series 1988 A, AMT, Guarantor: GNMA 8.375% 03/25/19	106,652	108,546
CO Housing Finance Authority
Series 1996 B-1, AMT, 7.650% 11/01/26	45,000	45,653
FL Brevard County
Series 1985, Insured: FGIC (a) 04/01/17	425,000	159,532
FL Lee County Housing Finance Authority
Series 1998 A-2, AMT, Guarantor: GNMA 6.300% 03/01/29	115,000	116,007
IL Chicago
Series 1997 A, AMT, Guarantor: GNMA 7.250% 09/01/28	10,000	10,267
LA Jefferson Parish Home Mortgage Authority
Series 1999 B-1, AMT, Guarantor: GNMA 6.750% 06/01/30	380,000	384,020
MA Housing Finance Agency
Series 1992 21, AMT, 7.125% 06/01/25	515,000	515,515
Series 1992, AMT, Insured: AMBAC 7.125% 06/01/25	175,000	175,184
MD Community Development Administration Department of Housing & Community Development
Series 2006 B, AMT, 4.900% 09/01/37	4,950,000	4,949,653
ME Housing Authority
Series 2006 D, AMT, 4.950% 11/15/31	2,075,000	2,080,644

	Par ($)	Value ($)
MO Housing Development Commission
Series 2006, AMT, Guarantor: GNMA 4.750% 09/01/21	1,000,000	1,001,280
NC Housing Finance Agency
Series 1998, AMT, 5.250% 03/01/17	280,000	286,174
NM Mortgage Finance Authority
Series 1997 C-2, AMT, Guarantor: GNMA 6.050% 07/01/28	310,000	316,594
Series 1999 D-2, AMT, Guarantor: GNMA 6.750% 09/01/29	1,065,000	1,074,585
Series 2000 A-2, AMT, Insured: FHA 7.100% 09/01/30	255,000	261,872
OH Housing Finance Agency
Series 1997 A-1, AMT, Guarantor: GNMA 6.050% 09/01/17	255,000	260,760
OK Housing Finance Agency
Series 1999 B-1, Guarantor: GNMA: 5.000% 12/01/37	3,000,000	3,004,110
6.800% 09/01/16	135,000	138,417
OR Department of Housing & Community Services
Series 1998 A, 5.150% 07/01/15	35,000	35,682
Single-Family Total		15,018,468
Housing Total		74,475,980
Industrials – 2.5%
Food Products – 0.5%
FL Hendry County Industrial Development Authority
Savannah Foods & Industries, Series 1992, AMT, 6.400% 03/01/17	1,500,000	1,513,485
MI Strategic Fund
Imperial Holly Corp.: Series 1998 A, 6.250% 11/01/15	2,250,000	2,313,563
Series 1998 B, 6.450% 11/01/25	3,500,000	3,583,230
Series 1998 C, AMT, 6.550% 11/01/25	4,250,000	4,344,307
Food Products Total		11,754,585

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Forest Products & Paper – 0.6%
FL Escambia County Environmental Improvement Revenue
International Paper Co., Series 2003 A, AMT, 5.750% 11/01/27	2,750,000	2,891,130
IA Cedar Rapids
Weyerhaeuser Co., Series 1984, 9.000% 08/01/14	1,000,000	1,239,700
MS Lowndes County
Weyerhaeuser Co., Series 1992 A, 6.800% 04/01/22	2,470,000	2,991,763
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
Champion International Corp., Series 1999, AMT, 6.400% 11/01/24	2,425,000	2,543,097
SC Georgetown County
International Paper Co., Series 2000 A, 5.950% 03/15/14	4,000,000	4,330,880
SC Richland County
International Paper Co., Series 2003, AMT, 6.100% 04/01/23	1,000,000	1,079,640
Forest Products & Paper Total		15,076,210
Manufacturing – 0.6%
AL McIntosh Industrial Development Board
CIBA Specialty Chemicals, Series 1998, 5.375% 06/01/28	1,000,000	1,017,140
IL Will-Kankakee Regional Development Authority
Flanders Corp., Series 1997, AMT, 6.500% 12/15/17	2,095,000	2,127,137
KS Wichita Airport Authority
Cessna Citation Service Center, Series 2002 A, AMT, GTY AGMT: Textron, Inc. 6.250% 06/15/32	5,000,000	5,325,250
MN Alexandria Industrial Development
Seluemed LLP, Series 1998, AMT, 5.850% 03/01/18	830,000	832,050

	Par ($)	Value ($)
MO Development Finance Board
Procter & Gamble Co., Series 1999, AMT, 5.200% 03/15/29	4,385,000	4,763,338
MO St. Louis Industrial Development Authority
Anheuser-Busch Companies, Inc., Series 1991, 6.650% 05/01/16	1,400,000	1,652,854
Manufacturing Total		15,717,769
Metals & Mining – 0.0%
NV Department of Business & Industry
Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT, 8.000% 09/01/14	1,030,000	1,068,574
Metals & Mining Total		1,068,574
Oil & Gas – 0.5%
NJ Middlesex County Pollution Control Authority
Amerada Hess Corp., Series 2004, 6.050% 09/15/34	1,140,000	1,228,852
TN Maury County Industrial Development Board
Occidental Petroleum Corp., Series 2001 A, AMT, 6.250% 08/01/18	4,000,000	4,278,640
TX Texas City Industrial Development Corp.
Arco Pipeline Co., Inc., Series 1990, 7.375% 10/01/20	2,000,000	2,538,700
VI Virgin Islands Public Finance Authority
Hovensa LLC, Series 2003, AMT, 6.125% 07/01/22	2,975,000	3,242,393
Oil & Gas Total		11,288,585
Other Industrial Development Bonds – 0.3%
MI Strategic Fund Obligation Ltd.
NSF International, Series 2004, 5.250% 08/01/26	600,000	623,304
NJ Economic Development Authority
GMT Realty LLC, Series 2006 B, AMT, 6.875% 01/01/37	7,000,000	7,595,700
Other Industrial Development Bonds Total		8,219,004
Industrials Total		63,124,727

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Other – 21.3%
Other – 0.1%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B, 5.000% 12/01/15	1,100,000	1,161,721
Other Total		1,161,721
Pool/Bond Bank – 1.5%
FL Municipal Loan Council
Series 2000 A, Insured: MBIA (a) 04/01/21	1,000,000	545,460
MA Water Pollution Abatement Trust
Series 1999 A, 6.000% 08/01/17	10,000,000	11,623,900
Series 2006: 5.250% 08/01/24	4,000,000	4,478,480
5.250% 08/01/28	10,735,000	12,126,148
MI Municipal Bond Authority
Series 1991 C, Insured: FSA (a) 06/15/15	3,380,000	2,430,423
Series 2001, 5.250% 10/01/19	1,000,000	1,048,820
OH Water Development Authority
Water Pollution Control, Series 2005 B, 4.750% 06/01/25	5,000,000	5,140,700
Pool/Bond Bank Total		37,393,931
Refunded/Escrowed(f) – 18.9%
AK Anchorage
Ice Rink Revenue, Series 1998, Pre-refunded 07/01/10, 6.250% 01/01/12	1,230,000	1,283,062
AL Huntsville Health Care Authority
Series 2001 A, Pre-refunded 06/01/11, 5.750% 06/01/31	5,000,000	5,376,600
AZ Health Facilities Authority
Catholic Healthcare West, Series 1999 A, Pre-refunded 07/01/10, 6.625% 07/01/20	3,700,000	4,019,569
AZ Maricopa County Industrial Development Authority
Series 1984, Escrowed to Maturity, (a) 02/01/16	4,500,000	3,151,890

	Par ($)	Value ($)
Windsor Housing, Series 1996 A, Escrowed to Maturity, 6.625% 07/01/26	2,750,000	2,783,852
AZ Pima County Industrial Development Authority
Series 1989, AMT, Escrowed to Maturity, 8.200% 09/01/21	12,370,000	16,382,086
AZ Tucson & Pima Counties Industrial Development Authority
Series 1983 A, Escrowed to Maturity, (a) 12/01/14	5,000,000	3,690,600
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A, Escrowed to Maturity, (a) 01/01/18	10,000,000	6,368,000
CA Morgan Hill Unified School District
Series 2002, Escrowed to Maturity, Insured: FGIC (a) 08/01/22	3,345,000	1,710,834
CA Palmdale Community Redevelopment Agency
Series 1986 A, AMT, Escrowed to Maturity, Insured: FHA 8.000% 03/01/16	3,000,000	3,870,600
Series 1986 D, AMT, Escrowed to Maturity, Insured: MBIA 8.000% 04/01/16	7,000,000	9,047,640
CA Perris Community Facilities District
Series 1991 2-90, Escrowed to Maturity, 8.750% 10/01/21	6,165,000	9,159,649
CA Pomona
Series 1990 A, Escrowed to Maturity, Guarantor: GNMA 7.600% 05/01/23	9,560,000	12,166,247
CA Riverside County
Series 1998, AMT, Escrowed to Maturity, Guarantor: GNMA 8.300% 11/01/12	10,000,000	12,016,200

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA San Francisco Bay Area Rapid Transit District
Series 1999, Pre-refunded 07/01/09, 5.500% 07/01/26(g)	10,000,000	10,464,600
CO Health Facilities Authority
Catholic Health Initiatives, Series 2002 A, Escrowed to Maturity, 5.000% 03/01/11	1,350,000	1,399,828
CO Highlands Ranch Metropolitan District No. 2
Series 1996, Escrowed to Maturity, Insured: FSA 6.500% 06/15/12	530,000	592,991
CO Mesa County
Series 1992, Escrowed to Maturity, (a) 12/01/11	5,905,000	4,941,068
CT Health & Educational Facility Authority
Manchester Memorial Hospital, Series 2000 A, Pre-refunded 07/01/10, Insured: RAD 6.000% 07/01/25	135,000	144,518
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch, Series 2002 A, Pre-refunded 06/01/12, 8.000% 06/01/32	4,500,000	5,306,715
FL Coral Gables Health Facilities Authority
Mariners Hospital, Series 2004, Pre-refunded 08/15/14, Insured: FSA 5.000% 08/15/34(b)	5,000,000	5,319,700
FL Highlands County Health Facilities Authority
Adventist Health Systems, Series 2003 D, Pre-refunded 11/15/13, 5.375% 11/15/35	3,450,000	3,715,443
FL Jacksonville Transportation Authority
Series 1985, Escrowed to Maturity, 9.200% 01/01/15	2,000,000	2,505,300

	Par ($)	Value ($)
FL Lee County Industrial Development Authority
Shell Point Village Project, Series 1999 A, Pre-refunded 11/15/09, 5.750% 11/15/15	250,000	263,660
FL Melbourne
Series 2000 A, Escrowed to Maturity, Insured: FGIC (a) 10/01/19	600,000	354,606
FL Mid-Bay Bridge Authority
Series 1991 A, Escrowed to Maturity, 6.875% 10/01/22	2,000,000	2,557,860
FL Orange County Health Facilities Authority
Orlando Regional Health Care System: Series 1996 A, Escrowed to Maturity, Insured: MBIA 6.250% 10/01/16	2,120,000	2,461,426
Series 1999 E, Pre-refunded 10/01/09, 6.000% 10/01/26	145,000	153,178
Series 1996 A, Escrowed to Maturity, Insured: MBIA 6.250% 10/01/16	55,000	63,308
FL Orlando Utilities Commission Water & Electric
Series 1989 D, Escrowed to Maturity, 6.750% 10/01/17	3,750,000	4,398,037
FL Seminole County
Series 1992, Escrowed to Maturity, Insured: MBIA 6.000% 10/01/19	1,030,000	1,176,538
FL Tampa Bay Water Utility Systems
Series 1999, Pre-refunded 10/01/11, 5.750% 10/01/29(g)	3,000,000	3,224,790
GA Forsyth County Hospital Authority
Georgia Baptist Health Care System, Series 1998, Escrowed to Maturity, 6.000% 10/01/08	325,000	330,070

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
GA Fulton County Water & Sewer
Series 1992, Escrowed to Maturity, Insured: FGIC 6.375% 01/01/14	19,080,000	21,056,306
GA Municipal Electric Authority
Series 1991, Escrowed to Maturity, Insured: MBIA: 6.600% 01/01/18	420,000	484,378
6.600% 01/01/18	3,600,000	4,222,764
Series 1998 Y: Escrowed to Maturity, Insured: AMBAC 6.400% 01/01/13	55,000	60,442
Pre-refunded 01/01/11, Insured: AMBAC 6.400% 01/01/13	10,000	10,846
ID Health Facilities Authority
IHC Hospitals, Inc., Series 1992, Escrowed to Maturity, 6.650% 02/15/21	6,000,000	7,510,920
IL Chicago Metropolitan Water Reclamation District-Greater Chicago
Series 1993, Escrowed to Maturity, 5.500% 12/01/12	3,000,000	3,199,230
IL Chicago O'Hare International Airport
Series 1999, AMT, Escrowed to Maturity, Insured: AMBAC 5.500% 01/01/10	2,945,000	3,052,286
IL Educational Facilities Authority
Educational Advancement Fund, Inc., Series 2002, Pre-refunded 05/01/12, 6.625% 05/01/17	4,500,000	5,083,020
IL Glendale Heights
Series 1985 B, Escrowed to Maturity, 7.100% 12/01/15	1,360,000	1,544,117
IL Metropolitan Pier & Exposition Authority
Series 1993 A, Escrowed to Maturity, Insured: FGIC (a) 06/15/13	8,750,000	6,860,175

	Par ($)	Value ($)
Series 1996, Escrowed to Maturity, Insured: MBIA (a) 06/15/12	2,655,000	2,173,595
MA College Building Authority
Series 1999 A, Escrowed to Maturity, Insured: MBIA: (a) 05/01/19	7,710,000	4,654,681
(a) 05/01/20	7,750,000	4,467,797
MA Port Authority
Series 1999 C, Pre-refunded 01/01/10, 5.750% 07/01/29(g)	5,000,000	5,279,500
MA Turnpike Authority
Series 1993 A, Escrowed to Maturity, Insured: FGIC: 5.000% 01/01/20	12,665,000	13,564,342
5.125% 01/01/23	3,600,000	3,973,284
MA Water Resources Authority
Series 1992 A, Escrowed to Maturity, Insured: FGIC 6.500% 07/15/19	5,000,000	5,897,800
Series 1993 C, Escrowed to Maturity, Insured: AMBAC 5.250% 12/01/15	1,830,000	1,967,177
MI Cornell Township Economic Development Corp.
Mead Corp., Series 2002, Pre-refunded 05/01/12, 5.875% 05/01/18	1,000,000	1,087,880
MI State
525 Redevco, Inc., Series 2000, Escrowed to Maturity, Insured: AMBAC (a) 06/01/21	6,000,000	3,244,500
MN Dakota & Washington Counties Housing & Redevelopment Authority
Series 1988, AMT, Escrowed to Maturity, Guarantor: GNMA 8.150% 09/01/16	235,000	306,701

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
MN Higher Education Facilities Authority
College Art & Design, Series 2000 5-D, Pre-refunded 05/01/10, 6.750% 05/01/26	500,000	538,475
MN Moorhead
Series 1979, Escrowed to Maturity, Insured: FHA 7.100% 08/01/11	20,000	21,318
MN Robbinsdale Economic Development Authority
Series 1999 A, Pre-refunded 01/01/10, 6.875% 01/01/26	250,000	268,215
MN University of Minnesota
Series 1996 A, Escrowed to Maturity, 5.500% 07/01/21	1,000,000	1,131,420
MN Waconia
Ridgeview Medical Center, Series 1999 A, Pre-refunded 01/01/10, Insured: RAD 6.125% 01/01/29	1,000,000	1,049,370
MN Western Minnesota Municipal Power Agency
Series 1983 A, Escrowed to Maturity, Insured: MBIA 9.750% 01/01/16	1,000,000	1,392,450
NC Eastern Municipal Power Agency
Series 1987 A, Pre-refunded 01/01/22, 4.500% 01/01/24	1,750,000	1,802,745
Series 1991 A, Escrowed to Maturity: 5.000% 01/01/21	8,735,000	9,430,044
6.500% 01/01/18	5,815,000	7,042,314
NE Omaha Public Power District
Series 1992 B, Escrowed to Maturity, 6.200% 02/01/17	1,600,000	1,822,224
NJ Highway Authority
Series 1971, Escrowed to Maturity, 6.500% 01/01/11	471,000	492,284

	Par ($)	Value ($)
NJ Tobacco Settlement Financing Corp.
Series 2003, Pre-refunded 06/01/13, 6.750% 06/01/39	6,165,000	7,089,812
NJ Transportation Trust Fund Authority
Series 1995 B, Escrowed to Maturity, Insured: MBIA 7.000% 06/15/12	10,135,000	11,574,474
NJ Turnpike Authority
Series 1991 C, Escrowed to Maturity, Insured: MBIA 6.500% 01/01/16	11,000,000	12,583,780
Series 2005 C, Escrowed to Maturity, Insured: MBIA 6.500% 01/01/16	965,000	1,103,941
NV Henderson
Catholic Healthcare West, Series 1999 A, Pre-refunded 07/01/10, 6.750% 07/01/20	520,000	567,096
NY New York City Municipal Water Finance Authority
Series 1999 A, Pre-refunded 06/15/09, 5.500% 06/15/32(g)	10,000,000	10,447,200
NY Triborough Bridge & Tunnel Authority
Series 1992 Y, Escrowed to Maturity, 6.125% 01/01/21	14,000,000	16,708,160
Series 1992, Escrowed to Maturity, Insured: CAP 6.125% 01/01/21	7,000,000	8,354,080
OH Hamilton County Health Care Facilities Revenue
Twin Towers, Series 1998 A, Pre-refunded 10/01/08, 5.125% 10/01/18	500,000	513,650
OH Hilliard School District
Series 1995 A, Escrowed to Maturity, Insured: FGIC (a) 12/01/12	2,505,000	2,019,356

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
PA Cambria County Industrial Development Authority
Beverly Enterprises, Series 1987, Escrowed to Maturity, 10.000% 06/18/12	900,000	1,038,132
PA Convention Center Authority
Series 1989 A, Escrowed to Maturity, Insured: FGIC 6.000% 09/01/19	14,010,000	16,395,343
PA Pottstown Boro Authority
Sewer Revenue, Series 1991, Escrowed to Maturity, Insured: FGIC (a) 11/01/16	1,000,000	678,110
PA Westmoreland County Municipal Authority
Series 2000 A, Escrowed to Maturity, Insured: FGIC (a) 08/15/23	5,000,000	2,267,350
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E, Escrowed to Maturity, 6.000% 08/01/26	230,000	282,031
SC Piedmont Municipal Power Agency
Series 1993, Escrowed to Maturity: Insured: AMBAC (a) 01/01/13	9,800,000	7,456,624
Insured: MBIA 5.375% 01/01/25	3,960,000	4,520,855
Series 1998, Escrowed to Maturity: Insured: AMBAC (a) 01/01/13	18,585,000	13,154,649
Insured: MBIA 5.375% 01/01/25	435,000	494,330
TX Harris County Health Facilities Development Corp.
Christus Health, Series 1999 A, Pre-refunded 07/01/09, Insured: MBIA 5.375% 07/01/19(g)	18,000,000	18,736,740
TX Houston Water & Sewer System
Series 1998 A, Escrowed to Maturity, Insured: FSA: (a) 12/01/19	26,955,000	15,663,820
(a) 12/01/23	2,515,000	1,201,013

	Par ($)	Value ($)
TX Municipal Power Agency
Series 1989, Escrowed to Maturity, Insured: AMBAC: (a) 09/01/10	350,000	308,711
(a) 09/01/11	560,000	474,034
(a) 09/01/12	205,000	166,599
Series 1993, Escrowed to Maturity, Insured: MBIA (a) 09/01/15	185,000	131,964
TX North Central Health Facility Development Corp.
Series 1991 A, Escrowed to Maturity, 6.625% 06/01/11	2,000,000	2,103,860
TX Research Laboratory Commission Finance Authority
Superconducting Super Collider, Series 1991, Escrowed to Maturity, 6.950% 12/01/12	8,840,000	9,625,169
TX University
Series 2004 B, Pre-refunded 07/01/14, 5.000% 07/01/26	2,500,000	2,662,325
UT Provo
Series 1980, Escrowed to Maturity, 10.125% 04/01/15	1,375,000	1,712,122
UT Utah County Hospital Revenue
IHC Health Services, Inc., Series 1997, Escrowed to Maturity, Insured: MBIA 5.250% 08/15/26	2,500,000	2,532,225
VA Tobacco Settlement Financing Corp.
Series 2005, Refunded to various dates beginning 06/01/12, 5.500% 06/01/26	5,000,000	5,425,800
WA Public Power Supply System
Series 1992 A, Escrowed to Maturity, Insured: MBIA (a) 07/01/11	2,315,000	1,970,898
Series 1990 B, Escrowed to Maturity, 7.250% 07/01/09	855,000	884,925
WA State
Series 2000 A, Pre-refunded 07/01/10, 5.625% 07/01/21	10,000,000	10,514,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
WI Health & Educational Facilities Authority
Wheaton Franciscan Services, Series 2002, Pre-refunded 02/15/12, 5.750% 08/15/30	4,900,000	5,320,224
WV Hospital Finance Authority
Charleston Area Medical Center, Series 2000, Pre-refunded 09/01/10, 6.750% 09/01/30	10,410,000	11,401,761
Refunded/Escrowed Total		473,178,228
Tobacco – 0.8%
CA Golden State Tobacco Securitization Corp.
Series 2007 A-1, 5.000% 06/01/33	10,000,000	9,876,700
NY TSASC, Inc.
Series 2006 1, 5.000% 06/01/26	2,000,000	2,034,220
SC Tobacco Settlement Management Authority
Series 2001 B, 6.375% 05/15/28	4,500,000	4,852,620
WI Badger TOB Asset Securitization Corp.
Series 2002, 5.750% 06/01/12	2,450,000	2,611,602
Tobacco Total		19,375,142
Other Total		531,109,022
Other Revenue – 1.1%
Hotels – 0.3%
MA Boston Industrial Development Financing Authority
Crosstown Center Hotel LLC, Series 2002, AMT, 6.500% 09/01/35	2,965,000	3,066,492
NJ Middlesex County Improvement Authority
Heldrich Associates LLC, Series 2005 B, 6.250% 01/01/37	4,000,000	4,219,000
Hotels Total		7,285,492
Recreation – 0.8%
CA Agua Caliente Band Cahuilla Indians
Series 2003, 6.000% 07/01/18(e)	1,750,000	1,868,598
CA Cabazon Band Mission Indians
Series 2004: 8.375% 10/01/15	2,085,000	2,195,422
8.750% 10/01/19	7,680,000	8,082,662

	Par ($)	Value ($)
CO Metropolitan Football Stadium District
Series 1999 A, Insured: MBIA (a) 01/01/11	3,650,000	3,164,842
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C, 5.625% 10/01/26	3,500,000	3,552,500
Recreation Total		18,864,024
Retail – 0.0%
OH Lake County
North Madison Properties, Series 1993, 8.819% 09/01/11	140,000	140,431
Retail Total		140,431
Other Revenue Total		26,289,947
Resource Recovery – 0.3%
Disposal – 0.1%
NV Department of Business & Industry
Republic Services, Inc., Series 2003, AMT, 5.625% 12/01/26(b)	2,000,000	2,147,740
Disposal Total		2,147,740
Resource Recovery – 0.2%
FL Palm Beach County Solid Waste Authority
Series 1998 A, Insured: AMBAC (a) 10/01/12	1,855,000	1,500,213
MA Industrial Finance Agency
Ogden Haverhill Associates, Series 1998 A, AMT, 5.400% 12/01/11	3,300,000	3,416,061
Resource Recovery Total		4,916,274
Resource Recovery Total		7,064,014
Tax-Backed – 36.9%
Local Appropriated – 2.3%
CA Los Angeles County Schools
Series 1999 A, Insured: AMBAC (a) 08/01/22	2,180,000	1,093,052
IL Chicago Board of Education
Series 1992 A, Insured: MBIA: 6.000% 01/01/16	5,000,000	5,708,550
6.000% 01/01/20	8,000,000	9,294,880
6.250% 01/01/15	12,900,000	14,365,440

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
IN Crown Point School Building Corp.
Series 2000, Insured: MBIA (a) 01/15/19	8,165,000	4,929,129
IN Noblesville Redevelopment Authority
Series 2006 A, 5.250% 08/01/25	2,000,000	2,117,700
MN Hibbing Economic Development Authority
Series 1997, 6.400% 02/01/12	500,000	500,845
MO St. Louis Industrial Development Authority
St. Louis Convention Center, Series 2000, Insured: AMBAC (a) 07/15/18	2,000,000	1,242,640
NC Rowan County
Justice Center Project, Series 1992, 6.250% 12/01/07	100,000	101,029
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
Series 2005, Insured: FSA 4.600% 04/01/22	8,885,000	8,980,158
TX Houston Independent School District
Series 1998 A, Insured: AMBAC: (a) 09/15/14	3,885,000	2,871,598
(a) 09/15/18	3,885,000	2,380,301
(a) 09/15/20	3,885,000	2,159,011
Series 1998 B, Insured: AMBAC (a) 09/15/15	2,000,000	1,411,720
Local Appropriated Total		57,156,053
Local General Obligations – 13.0%
AK North Slope Borough
Series 1999 B, Insured: MBIA (a) 06/30/10	12,515,000	11,079,655
Series 2000 B, Insured: MBIA: (a) 06/30/10	20,000,000	17,711,600
(a) 06/30/11	15,000,000	12,750,000
Series 2001 A, Insured: MBIA (a) 06/30/12	23,000,000	18,768,460

	Par ($)	Value ($)
AL Birmingham
Series 2003 A, Insured: AMBAC 5.250% 06/01/17	2,130,000	2,286,917
AL Jefferson County
Series 2004 A, 5.250% 01/01/19	2,790,000	2,961,808
AZ Tucson
Series 1994 G, Insured: FGIC 7.625% 07/01/14	3,140,000	3,844,616
CA Alvord Unified School District
Series 2002 A, Insured: MBIA 5.900% 02/01/19	1,975,000	2,289,973
CA Benicia Unified School District
Series 1997 A, Insured: FGIC (a) 08/01/21	5,955,000	3,187,831
CA Clovis Unified School District
Series 2004 A: Insured: FGIC (a) 08/01/19	8,350,000	4,928,921
(a) 08/01/20	7,000,000	3,936,450
CA Corona-Norco Unified School District
Series 2001 C, Insured: FGIC (a) 09/01/18	1,390,000	856,852
CA Fresno Unified School District
Series 2002 A, Insured: MBIA 6.000% 02/01/19	1,000,000	1,174,720
CA Golden West School Authority
Series 1999 A, Insured: MBIA: (a) 08/01/14	3,980,000	2,981,816
(a) 08/01/15	1,500,000	1,072,005
CA Modesto High School District
Series 2002 A, Insured: FGIC (a) 08/01/17	2,500,000	1,624,425
CA San Juan Unified School District
Series 2001, Insured: FSA: (a) 08/01/17	1,525,000	990,899
(a) 08/01/18	1,785,000	1,104,415

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA San Ysidro School District
Series 2005 D, Insured: FGIC (a) 08/01/23	2,330,000	1,131,192
CA Vallejo City Unified School District
Series 2002 A, Insured: MBIA 5.900% 02/01/20	1,000,000	1,172,070
CA West Contra Costa Unified School District
Series 2001 B, Insured: MBIA 6.000% 08/01/24	2,320,000	2,785,717
CA Yuba City Unified School District
Series 2000, Insured: FGIC (a) 09/01/18	1,160,000	715,070
CO El Paso County School District No. 11
Series 1996, 7.100% 12/01/16	2,105,000	2,599,633
CO Highlands Ranch Metropolitan District No. 2
Series 1996, Insured: FSA 6.500% 06/15/12	470,000	525,634
HI Honolulu
Series 1993 B, 8.000% 10/01/10	1,180,000	1,327,795
IL Champaign County
Series 1999, Insured: FGIC: 8.250% 01/01/20	1,015,000	1,390,053
8.250% 01/01/23	1,420,000	2,018,757
IL Chicago Board of Education
Series 1998 B-1, Insured: FGIC: (a) 12/01/10	3,905,000	3,406,527
(a) 12/01/13	13,400,000	10,286,242
(a) 12/01/21	8,000,000	4,196,160
(a) 12/01/22	25,200,000	12,585,384
Series 1999 A, Insured: FGIC (a) 12/01/09	5,000,000	4,543,100
Series 2005 A, Insured: AMBAC 5.500% 12/01/22	4,750,000	5,413,242
IL Chicago
Series 1999, Insured: FGIC: (a) 01/01/14	2,000,000	1,525,140
5.500% 01/01/23	9,750,000	11,128,162

	Par ($)	Value ($)
IL Coles & Cumberland Counties Unified School District
Series 2000, Insured: FSA (a) 12/01/12	3,030,000	2,428,121
IL Cook County Forest Preservation District
Series 2004, Insured: AMBAC 5.250% 11/15/21	2,000,000	2,142,680
IL Cook County High School District No. 209-Provisional Township
Series 2004, Insured: FSA (h) 12/01/15 (5.000% 12/01/07)	1,750,000	1,813,000
IL Cook County School District No. 102
Series 2001, Insured: FGIC (a) 12/01/20	3,065,000	1,689,735
IL Cook County
Series 1997 A, Insured: MBIA 5.625% 11/15/22	5,000,000	5,087,950
IL De Kalb County Community Unified School District No. 424
Series 2001, Insured: AMBAC: (a) 01/01/20	2,575,000	1,481,810
(a) 01/01/21	2,675,000	1,463,466
IL Development Finance Authority Elgin School District No. U46
Series 2001, Insured: FSA (a) 01/01/16	2,660,000	1,850,908
IL Du Page County Community High School District No. 99
Series 1998, Insured: FSA: (a) 12/01/10	2,245,000	1,955,081
(a) 12/01/11	1,280,000	1,069,632
IL Du Page County
Series 1993, 5.600% 01/01/21	2,565,000	2,852,767
IL Kane & De Kalb Counties Community Unit School District No. 302
Series 2004, Insured: FGIC (a) 02/01/21	3,165,000	1,722,836

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
IL Lake & McHenry Counties Community Unified School District
Series 1998, Insured: FGIC: (a) 02/01/09	2,355,000	2,209,626
(a) 02/01/10	2,060,000	1,857,420
IL Lake County School District No. 56
Series 1997, Insured: FGIC 9.000% 01/01/17	10,440,000	14,309,690
IL Will County Forest Preservation District
Series 1999 B, Insured: FGIC (a) 12/01/16	1,000,000	668,840
IL Will County School District No. 114
Series 2005 C, Insured: FGIC (a) 12/01/23	2,130,000	1,008,981
IL Will County United School District No. 365-UVY
Series 1999 B, Insured: FSA (a) 11/01/18	3,370,000	2,057,722
IN Indianapolis-Marion County Public Library
Series 2002 A, 4.700% 07/01/19	2,260,000	2,317,449
KS Wyandotte County School District No. 500
Series 2005, Insured: FSA 5.250% 09/01/20	1,000,000	1,111,180
KS Wyandotte County
Series 1998, Insured: MBIA 4.500% 09/01/28	2,900,000	2,880,193
LA New Orleans
Series 1991, Insured: AMBAC (a) 09/01/12	6,250,000	5,045,437
MI Detroit City School District
Series 2005 A, Insured: FSA 5.250% 05/01/30	10,000,000	11,281,200
MI Holland School District
Series 1992, Insured: AMBAC (a) 05/01/17	1,190,000	785,495

	Par ($)	Value ($)
MI Paw Paw Public School District
Series 1998, Insured: FGIC 5.000% 05/01/25	1,020,000	1,108,526
MI Redford Unified School District
Series 1997, Insured: AMBAC 5.000% 05/01/22	650,000	701,929
MI St. John's Public School
Series 1998, Insured: FGIC 5.100% 05/01/25	1,790,000	1,969,931
MN Elk River Independent School District No. 728
Series 2004 A, Insured: FGIC 5.000% 02/01/19	1,950,000	2,064,504
MN Rosemount Independent School District No. 196
Series 1994 B, Insured: CGIC (a) 06/01/10	775,000	689,797
MO Independence School District
Series 1991, 6.250% 03/01/11	705,000	736,048
MO Jefferson City School District
Series 1991 A, 6.700% 03/01/11	1,450,000	1,538,943
NC New Hanover County
Series 2001, 5.000% 06/01/20	2,500,000	2,634,250
NE Omaha Convention Center/Arena
Series 2004, 5.250% 04/01/23	5,000,000	5,608,600
NH Manchester School Facilities Revenue
Series 2004, Insured: MBIA 5.500% 06/01/22	2,000,000	2,284,780
NJ Washington Township Board of Education Mercer County
Series 2005, Insured: FSA 5.250% 01/01/27	1,410,000	1,586,053
OH Adams County Ohio Valley Local School District
Series 1995, Insured: MBIA 7.000% 12/01/15	3,000,000	3,485,490

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
OH Crooksville Exempt Village School District
Series 1986, 7.375% 12/01/07	25,000	25,351
OH Cuyahoga County
Series 1993 A, Insured: MBIA (a) 10/01/12	1,000,000	809,170
OH Dublin City School District
Series 1997, Insured: MBIA (a) 12/01/11	900,000	752,751
OH Gahanna-Jefferson City School District
Series 1993, Insured: AMBAC (a) 12/01/11	795,000	664,930
OH Kings Local School District
Series 1995, Insured: FGIC 7.500% 12/01/16	2,110,000	2,538,583
OH Massillon City School District
Series 1994, Insured: AMBAC: (a) 12/01/09	900,000	817,155
(a) 12/01/11	1,000,000	836,390
OH Pickerington Local School District
Series 2001, Insured: FGIC: (a) 12/01/14	2,000,000	1,471,900
(a) 12/01/15	1,500,000	1,054,515
(a) 12/01/16	1,340,000	899,582
OH River Valley Local School District
School Facilities Construction & Improvement, Series 2001, Insured: FSA 5.250% 11/01/23	500,000	559,905
OR Clackamas County School District No. 108
Series 2005, Insured: FSA 5.500% 06/15/24	1,130,000	1,301,489
OR Linn County Community School District No. 9
Series 2005, Insured: FGIC 5.500% 06/15/30	1,435,000	1,680,514
PA Cornwall-Lebanon School District
Series 2001, Insured: FSA (a) 03/15/18	3,020,000	1,899,942

	Par ($)	Value ($)
PA Westmoreland County Municipal Authority
Series 2000 A, Insured: MBIA (a) 06/01/13	3,000,000	2,351,610
SC Darlington County School District
Series 2005, Insured: FSA 5.000% 03/01/24	2,100,000	2,207,184
TN Metropolitan Government Nashville & Davidson Counties
Series 1996, Insured: MBIA (a) 05/15/09	5,250,000	4,870,845
TX Brazosport Independent School District
Series 2003 C, Guarantor: PSFG 5.000% 02/15/16	1,150,000	1,208,685
TX Dallas County Flood Control District
Series 2002, 7.250% 04/01/32	7,500,000	7,969,200
TX Galveston County
Series 2001, Insured: FGIC (a) 02/01/20	1,510,000	862,557
TX Harris County
Series 2002, Insured: MBIA (a) 08/15/19	8,000,000	4,697,440
TX Hurst Euless Bedford Independent School District
Series 1998, Guarantor: PSFG 4.500% 08/15/25	16,000,000	15,842,080
TX McKinney Independent School District
Series 2001, Guarantor: PSFG 5.125% 02/15/17	4,155,000	4,337,321
TX North East Independent School District
Series 1999, Guarantor: PSFG 4.500% 10/01/28	930,000	916,152
WA Clark County School District No. 37
Series 2001 C, Insured: FGIC: (a) 12/01/16	3,000,000	2,008,380
(a) 12/01/20	6,150,000	3,399,412

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
WA King & Snohomish Counties School District No. 417
Series 1998 B, Insured: FGIC: (a) 06/15/14	1,800,000	1,347,120
(a) 06/15/16	3,315,000	2,263,714
Local General Obligations Total		325,395,188
Special Non-Property Tax – 8.1%
CA San Francisco Bay Area Transit Financing Authority
Series 1990, Insured: AMBAC 6.750% 07/01/11	2,500,000	2,776,425
FL Leon County
Series 2005, Insured: AMBAC 5.000% 10/01/15	5,000,000	5,349,300
FL Orange County
Series 1998 A, Insured: AMBAC 4.750% 10/01/24	2,000,000	2,019,660
FL Tallahassee Blueprint 2000 Intergovernmental Agency
Series 2003, Insured: FSA 5.000% 10/01/13	1,000,000	1,050,980
FL Tampa Sports Authority
Series 1995, Insured: MBIA 5.750% 10/01/25	2,500,000	2,945,425
FL Tampa
Series 1996, Insured: AMBAC (a) 04/01/21	900,000	492,246
GA Metropolitan Atlanta Rapid Transit Authority
Series 1992 P, Insured: AMBAC 6.250% 07/01/20	6,000,000	6,917,100
IL Metropolitan Pier & Exposition Authority
Series 1993 A, Insured: FGIC: (a) 06/15/13	11,640,000	9,104,459
(a) 06/15/16	3,750,000	2,553,975
Series 1996 A, Insured: MBIA: (a) 06/15/12	2,345,000	1,916,967
(a) 12/15/12	8,850,000	7,088,319
Series 2002 B, Insured: MBIA 5.000% 06/15/21	3,000,000	3,128,430

	Par ($)	Value ($)
IL Sales Tax Revenue
Series 2002, Insured: FGIC 6.000% 06/15/23	4,000,000	4,792,360
MA Bay Transportation Authority
Series 2005 A, 5.000% 07/01/25	3,000,000	3,277,860
Series 2005 B, Insured: MBIA: 5.500% 07/01/26	1,500,000	1,736,955
5.500% 07/01/29	2,000,000	2,327,360
Series 2006 A, 5.250% 07/01/29	3,185,000	3,593,954
MA School Building Authority
Series 2007 A, Insured: AMBAC 4.500% 08/15/35	30,000,000	29,387,400
NJ Economic Development Authority
Cigarette Tax, Series 2004, 5.500% 06/15/31	775,000	816,664
NY Dormitory Authority
Series 2005 B, Insured: AMBAC 5.500% 03/15/29	2,030,000	2,365,843
Series B, Insured: AMBAC: 5.500% 03/15/27	5,860,000	6,798,831
5.500% 03/15/30	6,040,000	7,056,773
NY Local Government Assistance Corp.
Series 1993 E: Insured: AMBAC 5.250% 04/01/16	10,000,000	10,834,800
Insured: MBIA 5.000% 04/01/21	3,655,000	3,939,286
NY New York City Transitional Finance Authority
Series 2002 A, 5.500% 11/01/26(b)	5,000,000	5,326,050
NY Sales Tax Asset Receivables Corp.
Series 2004 A, Insured: AMBAC 5.000% 10/15/32	3,950,000	4,138,178
OH Hamilton County Sales Tax Revenue
Series 2000 B, Insured: AMBAC (a) 12/01/20	2,000,000	1,108,440

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Convention Center Authority
Series 2006, Insured: AMBAC 5.000% 07/01/20	3,000,000	3,191,250
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1996 Y, Insured: MBIA 6.250% 07/01/12	3,000,000	3,329,430
Series 1996 Z, Insured: FSA 6.000% 07/01/18	10,000,000	11,707,500
Series 2002 E, Insured: FSA 5.500% 07/01/14	10,000,000	10,975,100
Series 2005 L, Insured: MBIA 5.250% 07/01/35	5,000,000	5,707,650
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A, Insured: FGIC 5.500% 07/01/24	4,000,000	4,576,440
Series 2005 C, Insured: AMBAC: 5.500% 07/01/25	1,955,000	2,245,044
5.500% 07/01/26	2,000,000	2,301,720
TX Harris County Houston Sports Authority
Series 2001 A, Insured: MBIA: (a) 11/15/14	3,905,000	2,866,504
(a) 11/15/15	3,975,000	2,785,720
(a) 11/15/16	4,040,000	2,702,194
TX Houston Hotel Occupancy
Series 2001 B, Insured: AMBAC (a) 09/01/17	2,000,000	1,289,640
UT Transit Authority Sales Tax Revenue
Series 2006 C, Insured: FSA 5.250% 06/15/29	10,000,000	11,252,100
WA Central Puget Sound Regional Transportation Authority
Series 1998, Insured: FGIC 5.250% 02/01/21	4,500,000	4,947,840
Special Non-Property Tax Total		202,722,172

	Par ($)	Value ($)
Special Property Tax – 0.5%
CA Huntington Beach Community Facilities District
Series 2001-1, 6.450% 09/01/31	1,850,000	1,975,874
FL Double Branch Community Development District
Series 2002 A, 6.700% 05/01/34	1,355,000	1,495,459
FL Heritage Palms Community Development District
Series 1999 A, 6.750% 05/01/21	100,000	101,233
FL Lexington Oaks Community Development District
Series 1998 A, 6.125% 05/01/19	490,000	491,485
FL Maple Ridge Community Development District
Series 2000 A, 7.150% 05/01/31	185,000	198,000
FL Orlando
Conroy Road Interchange, Series 1998 A, 5.800% 05/01/26	300,000	305,022
FL Stoneybrook Community Development District
Series 1998 A, 6.100% 05/01/19	210,000	210,615
FL Village Center Community Development District
Series 1998 A, Insured: MBIA 5.500% 11/01/12	750,000	808,440
FL Westchester Community Development District No. 1
Series 2003, 6.000% 05/01/23	2,395,000	2,503,422
IL Sports Facilities Authority
Series 2001, Insured: AMBAC (a) 06/15/18	4,000,000	2,491,480
IN Portage
Series 2006, 5.000% 01/15/27	410,000	414,165
Special Property Tax Total		10,995,195
State Appropriated – 6.4%
IN Office Building Commission
Series 1995 B, Insured: AMBAC 6.250% 07/01/16	8,000,000	9,137,120

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
KY Turnpike Authority
Series 1992, Insured: FGIC (a) 01/01/10	7,500,000	6,779,175
MI State
Series 1992, 6.250% 11/01/12	5,435,000	5,861,050
NJ Economic Development Authority
Series 2005 K, Insured: FGIC 5.250% 12/15/21	2,000,000	2,224,420
Series 2005 N-1: Insured: FGIC 5.500% 09/01/27	5,000,000	5,805,400
Insured: FSA 5.500% 09/01/25	13,990,000	16,174,399
NJ Transportation Trust Fund Authority
Series 1995 B, Insured: MBIA 7.000% 06/15/12	16,865,000	19,203,164
Series 1999 A: 5.750% 06/15/18	5,000,000	5,674,150
5.750% 06/15/20	4,150,000	4,754,696
Series 2001 C, Insured: FSA 5.500% 12/15/15	1,685,000	1,865,126
Series 2006 A, 5.500% 12/15/23	3,000,000	3,396,180
NY Dormitory Authority
Series 1990 A, 7.500% 05/15/13	8,000,000	9,431,120
Series 1993 A: Insured: CGIC 6.000% 07/01/20	6,140,000	7,172,932
Insured: FGIC 5.875% 05/15/17	28,240,000	32,243,585
Insured: FSA 5.500% 05/15/19	2,350,000	2,639,496
Series 1993, 6.000% 07/01/20	13,350,000	15,482,529
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E, 6.000% 08/01/26	2,470,000	2,913,958
Series 2004 A, 5.750% 08/01/27	1,000,000	1,060,960
UT Building Ownership Authority
Series 1998 C, Insured: FSA 5.500% 05/15/19	3,450,000	3,824,049

	Par ($)	Value ($)
VA Port Authority
Series 2003, AMT, Insured: MBIA 5.250% 07/01/16	1,505,000	1,601,109
WV Building Commission
Series 1998 A, Insured: AMBAC 5.375% 07/01/21	3,215,000	3,569,936
State Appropriated Total		160,814,554
State General Obligations – 6.6%
CA State
Series 2002, Insured: AMBAC: 6.000% 04/01/16	3,000,000	3,451,770
6.000% 04/01/17	2,500,000	2,902,600
6.000% 04/01/18	3,000,000	3,508,710
Series 2003, 5.250% 02/01/23	5,000,000	5,513,050
Series 2004, 5.000% 02/01/22	2,000,000	2,093,260
Series 2007, 4.500% 08/01/30	45,000,000	43,673,400
FL Board of Education
Series 1985, 9.125% 06/01/14	1,735,000	2,053,026
FL State
Series 2002, 5.000% 07/01/23	4,425,000	4,608,328
IL State
Series 2001, Insured: FGIC 6.000% 11/01/26	3,000,000	3,644,490
Series 2004 A, 5.000% 03/01/34	3,000,000	3,103,920
MA Bay Transportation Authority
Series 1992 B, Insured: MBIA 6.200% 03/01/16	3,825,000	4,322,594
Series 1994 A: 7.000% 03/01/14	3,150,000	3,627,981
Insured: FSA 7.000% 03/01/19	2,500,000	3,042,500
MA State
Series 2004 A, Insured: AMBAC 5.250% 08/01/21	9,675,000	10,739,927

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2006 B, Insured: FSA: 5.250% 09/01/24	10,000,000	11,213,200
5.250% 09/01/25	5,000,000	5,623,250
NV State
Series 1992 A, 6.800% 07/01/12	60,000	60,142
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 F, 5.250% 07/01/20	2,000,000	2,153,200
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 1998 A, Insured: AMBAC 5.125% 06/01/24	3,000,000	3,277,320
PR Commonwealth of Puerto Rico
Aqueduct & Sewer Authority, Series 2001, Insured: FSA 5.500% 07/01/17	13,130,000	14,715,841
Series 1996 B, Insured: AMBAC 6.500% 07/01/15	2,650,000	3,109,616
Series 2004 A, 5.250% 07/01/21	3,000,000	3,170,460
Series 2006 A, 5.250% 07/01/30	2,000,000	2,115,340
TX Public Finance Authority
Series 1997, (a) 10/01/13	4,000,000	3,095,280
WA State
Series 1990 A, 6.750% 02/01/15	12,700,000	14,441,678
Series 1992-93 A, 5.750% 10/01/12	2,955,000	3,117,230
Series 2000 S-5, Insured: FGIC (a) 01/01/19	5,000,000	3,023,550
State General Obligations Total		165,401,663
Tax-Backed Total		922,484,825
Transportation – 8.0%
Air Transportation – 1.1%
AK State
Series 2002 B, Insured: AMBAC 5.500% 10/01/11	1,250,000	1,329,475

	Par ($)	Value ($)
IN Indianapolis Airport Authority
Fed Ex Corp., Series 2004, AMT, 5.100% 01/15/17	4,000,000	4,174,120
NC Charlotte/Douglas International Airport
US Airways, Inc.: Series 1998, AMT, 5.600% 07/01/27	4,300,000	4,373,659
Series 2000, AMT, 7.750% 02/01/28	6,750,000	7,275,285
NJ Economic Development Authority
Continental Airlines, Inc., Series 1999, AMT: 6.250% 09/15/19	1,300,000	1,344,369
6.250% 09/15/29	2,000,000	2,068,260
6.400% 09/15/23	4,000,000	4,149,280
TX Dallas-Fort Worth International Airport
Series 2000, AMT, 8.500% 05/01/29	4,000,000	4,135,440
Air Transportation Total		28,849,888
Airports – 1.4%
FL Miami-Dade County
Series 2002, AMT, Insured: FGIC 5.750% 10/01/20	2,095,000	2,249,611
IL Chicago O'Hare International Airport
Series 1993 A, 5.000% 01/01/16	300,000	300,117
Series 1999, AMT, Insured: AMBAC 5.500% 01/01/10	4,055,000	4,198,709
MA Port Authority
Series 1999 600R, AMT, Insured: FGIC 7.340% 07/01/29(b)(e)	1,000,000	1,091,690
Series 1999 D, AMT, 6.000% 07/01/29(g)	3,000,000	3,144,480
MO St. Louis Airport Revenue
Series 2005, Insured: MBIA 5.500% 07/01/27	4,000,000	4,617,600
NC Charlotte
Series 1999 B, AMT, 6.000% 07/01/28(g)	2,000,000	2,091,860
Series 1999, AMT, Insured: MBIA 8.000% 06/15/22(b)(e)	1,000,000	1,085,990

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NV Clark County
Series 2002, AMT, Insured: MBIA 5.250% 07/01/11	1,960,000	2,046,142
OK Tulsa Airports Improvement Trust
Series 2004 A, AMT, Insured: FGIC 5.000% 06/01/10	1,220,000	1,253,818
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
Series 2003 A, AMT, Insured: AMBAC 5.500% 11/01/15	3,210,000	3,464,938
TX Houston
Series 1998 B, AMT, Insured: FGIC 5.000% 07/01/16	5,000,000	5,070,350
WA Seattle Port
Series 1999 B, AMT, Insured: FGIC 5.500% 09/01/13	3,885,000	4,143,081
Airports Total		34,758,386
Toll Facilities – 4.7%
CA San Joaquin Hills Transportation Corridor Agency
Series 1997 A, Insured: MBIA (a) 01/15/14	14,450,000	11,087,485
CO E-470 Public Highway Authority
Series 1997 B, Insured: MBIA: (a) 09/01/11	17,685,000	14,926,671
(a) 09/01/22	6,515,000	3,300,173
Series 2000 B, Insured: MBIA (a) 09/01/18	18,600,000	11,453,136
MA Turnpike Authority
Series 1997 A, Insured: MBIA (a) 01/01/24	7,000,000	3,330,320
Series 1997 C, Insured: MBIA: (a) 01/01/18	4,700,000	2,983,701
(a) 01/01/20	17,000,000	9,806,960
NJ Turnpike Authority
Series 1991 C: Insured: FSA 6.500% 01/01/16	8,500,000	9,702,070

	Par ($)	Value ($)
Insured: MBIA 6.500% 01/01/16	2,840,000	3,241,633
Series 2004 C-2, Insured: AMBAC 5.500% 01/01/25	2,500,000	2,884,175
Series 2005, Insured: FSA 5.250% 01/01/30	2,000,000	2,263,360
NY Triborough Bridge & Tunnel Authority
Series 2002, Insured: MBIA 5.500% 11/15/20	6,800,000	7,754,176
OH Turnpike Commission
Series 1998 A, Insured: FGIC 5.500% 02/15/24	7,000,000	8,047,620
TX Turnpike Authority
Series 2002 A, Insured: AMBAC: (a) 08/15/16	7,000,000	4,737,600
(a) 08/15/18	10,000,000	6,156,600
(a) 08/15/19	10,330,000	6,065,569
VA Richmond Metropolitan Authority
Series 1998, Insured: FGIC 5.250% 07/15/22	7,800,000	8,690,994
Toll Facilities Total		116,432,243
Transportation – 0.8%
IL Regional Transportation Authority
Series 1994 C, Insured: FGIC 7.750% 06/01/20	5,000,000	6,710,200
KS Development Finance Authority
Series 2006 A, Insured: FGIC 5.000% 11/01/20	3,000,000	3,196,980
NV Department of Business & Industry
Las Vegas Monorail Co., Series 2000: 7.375% 01/01/30	1,650,000	1,735,602
7.375% 01/01/40	3,750,000	3,935,400
OH Toledo-Lucas County Port Authority
Series 1992, 6.450% 12/15/21	3,950,000	4,746,478
Transportation Total		20,324,660
Transportation Total		200,365,177

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Utilities – 13.6%
Independent Power Producers – 0.6%
NY Port Authority of New York & New Jersey
KIAC Partners, Series 1996 IV, AMT, 6.750% 10/01/19	7,000,000	7,105,280
NY Suffolk County Industrial Development Agency
Nissequogue Cogeneration Partners Facilities, Series 1998, AMT, 5.500% 01/01/23	7,800,000	7,735,260
PA Carbon County Industrial Development Authority
Panther Creek Partners, Series 2000, AMT, 6.650% 05/01/10	540,000	563,063
Independent Power Producers Total		15,403,603
Investor Owned – 2.2%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co., Series 1997 A, AMT, 6.100% 09/01/25	2,000,000	2,007,280
IN Development Finance Authority
Series 1999, AMT, 5.950% 08/01/30	5,000,000	5,110,650
IN Petersburg
Series 1995 C, AMT, 5.950% 12/01/29	5,000,000	5,306,250
MA Development Finance Agency
Dominion Energy Brayton, Series 2006, AMT, 5.000% 02/01/36	3,000,000	3,052,800
MI Strategic Fund
Detroit Edison Co., Series 1991 BB, Insured: AMBAC 7.000% 05/01/21	2,505,000	3,189,441
NY Energy & Research Development Authority
Brooklyn Union Gas Co., Series 1993, IFRN, 8.447% 04/01/20(b)(e)	13,000,000	14,003,080
OH Air Quality Development Authority
Cleveland Electric Illuminating Co., Series 2002 A, 6.000% 12/01/13	500,000	509,815
TX Brazos River Authority Pollution Control Revenue
TXU Energy Co. LLC: Series 1999 B, AMT, 6.750% 09/01/34	12,455,000	13,438,821

	Par ($)	Value ($)
Series 2003 A, AMT, 6.750% 04/01/38	1,900,000	2,050,081
TX Sabine River Authority Pollution Control Revenue
Series 2001 C, 5.200% 05/01/28	3,000,000	3,018,120
WY Lincoln County Environmental Improvement
Pacificorp, Series 1995, AMT, 4.125% 11/01/25	2,500,000	2,466,650
Investor Owned Total		54,152,988
Joint Power Authority – 3.2%
GA Monroe County Development Authority
Oglethorpe Power Corp., Series 1992, 6.800% 01/01/11	2,000,000	2,182,200
MN Anoka County Solid Waste Disposal
National Power Association, Series 1987 A, AMT, 6.950% 12/01/08	115,000	118,141
NC Eastern Municipal Power Agency
Series 1991 A, 6.500% 01/01/18	2,185,000	2,543,624
Series 1992, Insured: MBIA (a) 01/01/09	2,260,000	2,126,931
Series 1993 B, Insured: RAD 6.000% 01/01/22	500,000	581,885
Series 1993, Insured: AMBAC 6.000% 01/01/18	20,470,000	23,724,321
SC Piedmont Municipal Power Agency
Series 1988, Insured: AMBAC (a) 01/01/13	16,070,000	12,189,095
Series 1993, Insured: MBIA 5.375% 01/01/25	11,370,000	12,613,423
Series 2004 A, Insured: FGIC (a) 01/01/24	5,000,000	2,367,250
SC Public Service Authority
Series 2002 D, Insured: FSA 5.000% 01/01/18	3,095,000	3,237,370

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Municipal Power Agency
Series 1989, Insured: AMBAC: (a) 09/01/11	5,000,000	4,220,150
(a) 09/01/12	2,795,000	2,264,453
Series 1993, Insured: MBIA (a) 09/01/15	8,790,000	6,219,628
WA Public Power Supply System
Nuclear Project No. 3, Series 1989 B, (a) 07/01/08	7,000,000	6,712,440
Joint Power Authority Total		81,100,911
Municipal Electric – 3.5%
AK Anchorage
Series 1993, Insured: MBIA 8.000% 12/01/09	2,000,000	2,194,180
AZ Salt River Project Agricultural Improvement & Power District
Series 2006 A, 5.000% 01/01/37	5,000,000	5,234,200
GA Municipal Electric Authority
Series 1991, Insured: MBIA 6.600% 01/01/18	17,280,000	19,891,353
Series 1998 Y, Insured: AMBAC 6.400% 01/01/13	935,000	1,026,032
MN Southern Minnesota Municipal Power Agency
Series 2002 A, Insured: AMBAC 5.250% 01/01/17	11,000,000	12,066,890
OH Cleveland Public Power Systems
Series 1994 A, Insured: MBIA (a) 11/15/13	2,000,000	1,541,940
PA Westmoreland County Municipal Authority
Series 1995 A, Insured: FGIC (a) 08/15/23	5,540,000	2,684,961
Series 1999 A, Insured: MBIA (a) 08/15/22	2,000,000	1,018,140
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 KK, Insured: MBIA 5.500% 07/01/16	12,000,000	13,359,240

	Par ($)	Value ($)
SD Heartland Consumers Power District
Series 1992, Insured: FSA: 6.000% 01/01/09	160,000	163,256
6.000% 01/01/17	13,600,000	15,300,544
TX Sam Rayburn Municipal Power Agency
Series 2002, 6.000% 10/01/16	5,000,000	5,262,200
TX San Marcos
Series 2002, Insured: FSA 5.250% 11/01/16	1,000,000	1,063,400
WA Chelan County Public Utilities District No. 1
Columbia River Rock Hydroelectric, Series 1997 A, Insured: MBIA (a) 06/01/09	5,000,000	4,623,750
Series 1997 A, AMT, 5.600% 07/01/32(b)	2,310,000	2,353,128
Municipal Electric Total		87,783,214
Water & Sewer – 4.1%
AL Birmingham Waterworks & Sewer Board
Series 2007 A, Insured: AMBAC 4.375% 01/01/32	6,000,000	5,776,620
AL Jefferson County
Series 1997 A, Insured: FGIC 5.625% 02/01/22	570,000	576,487
AZ Water Infrastructure Finance Authority
Series 2006 A, 5.000% 10/01/20	1,500,000	1,598,940
CA Castaic Lake Water Agency
Series 1999, Insured: AMBAC (a) 08/01/24	9,445,000	4,377,663
FL Seminole County
Series 1992, Insured: MBIA 6.000% 10/01/19	470,000	535,673
FL St. John's County Water & Sewer Authority
Series 1991 A, Insured: MBIA (a) 06/01/13	2,600,000	2,045,264
Series 1999 A, Insured: MBIA (a) 06/01/14	1,500,000	1,129,815

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
GA Atlanta Water & Wastewater Revenue
Series 1991 A, Insured: FGIC 5.500% 11/01/22	5,475,000	5,990,909
Series 2001 A, Insured: MBIA 5.500% 11/01/27	1,500,000	1,736,505
GA Fulton County Water & Sewer
Series 1992, Insured: FGIC 6.375% 01/01/14	620,000	682,236
GA Henry County Water & Sewer Authority
Series 1997, Insured: AMBAC 6.150% 02/01/20	5,390,000	6,413,938
GA Milledgeville Water & Sewer Revenue
Series 1996, Insured: FSA 6.000% 12/01/21	1,000,000	1,169,480
IL Chicago
Series 1998, Insured: MBIA (a) 01/01/20	7,275,000	4,186,472
Series 2000, Insured: AMBAC 5.750% 11/01/10	4,800,000	5,090,784
MA Water Resources Authority
Series 1993 C, Insured: AMBAC 5.250% 12/01/15	1,170,000	1,256,954
Series 2002 J, Insured: FSA 5.500% 08/01/21	5,000,000	5,671,200
Series 2006 A, Insured: AMBAC 5.000% 08/01/24	2,170,000	2,313,372
MS V Lakes Utility District
Series 1994, 8.250% 07/15/24(c)	750,000	450,000
NY New York City Municipal Water Finance Authority
Series 1999, Insured: FGIC 7.010% 06/15/32(b)(e)	2,000,000	2,184,540
Series 2001 D, 5.250% 06/15/25	3,520,000	3,694,381

	Par ($)	Value ($)
OH Cleveland Waterworks Revenue
Series 1993 G, Insured: MBIA 5.500% 01/01/21	4,015,000	4,528,719
OH Lakewood Water Systems Revenue
Series 1995, Insured: AMBAC 5.850% 07/01/20	2,300,000	2,691,598
PA Allegheny County Sanitation Authority
Series 1991 A, Insured: FGIC (a) 06/01/07	2,370,000	2,370,000
PA Dauphin County Industrial Development Authority
Dauphin Water Supply Co., Series 1992 A, AMT, 6.900% 06/01/24	3,400,000	4,229,702
SC Western Carolina Regional Sewer Authority
Series 2005, Insured: FSA 5.250% 03/01/21	4,400,000	4,863,980
TN Metropolitan Government Nashville & Davidson County
Series 1993, Insured: FGIC 5.200% 01/01/13	2,500,000	2,666,725
TX Houston Water & Sewer Systems
Series 1991 C, Insured: AMBAC: (a) 12/01/09	4,000,000	3,627,360
(a) 12/01/10	3,750,000	3,263,475
Series 1998 A, Insured: FSA: (a) 12/01/19	10,545,000	6,105,344
(a) 12/01/23	985,000	466,595
TX Houston
Series 1991 C, Insured: AMBAC (a) 12/01/08	4,000,000	3,774,840
VA Fairfax County Water Authority
Series 2005 B, 5.250% 04/01/24	6,175,000	6,967,499
Water & Sewer Total		102,437,070
Utilities Total		340,877,786
Total Municipal Bonds (Cost of $2,294,695,187)		2,457,712,248

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Municipal Preferred Stocks – 1.0%

	Shares	Value ($)
Housing – 1.0%
Multi-Family – 1.0%
Charter Mac Equity Issuer Trust
Series 1999, AMT, 6.625% 06/30/09(e)	6,000,000	6,256,260
Series 2000, AMT, 7.600% 11/30/10(e)	5,000,000	5,466,100
Munimae TE Bond Subsidiary LLC
Series 2000 B, AMT, 7.750% 06/30/50(e)	10,000,000	10,955,000
Series 2005 C-3, AMT, 5.500% 11/29/49(e)	1,000,000	1,030,440
Multi-Family Total		23,707,800
Housing Total		23,707,800
Total Municipal Preferred Stocks (Cost of $22,000,000)		23,707,800
Other – 0.0%
	Par ($)
Transportation – 0.0%
Air Transportation – 0.0%
IL Chicago O'Hare International Airport
United Airlines, Inc., Series 1999 A (i)(j)	4,100,000	184,500
IN Indianapolis Airport Authority
United Airlines, Inc., Series 1995 A, AMT (i)(j)	1,360,000	217,600
Air Transportation Total		402,100
Transportation Total		402,100
Total Other (Cost of $1,042,762)		402,100
Investment Company – 0.0%
	Shares
Dreyfus Tax-Exempt Cash Management Fund	33,822	33,822
Total Investment Company (Cost of $33,822)		33,822

Common Stock – 0.0%
	Shares	Value ($)
Industrials – 0.0%
Airlines – 0.0%
UAL Corp.(j)(k)	1,111	43,618
Airlines Total		43,618
Industrials Total		43,618
Total Common Stock (Cost of $39,177)		43,618
Securities Lending Collateral – 0.0%
State Street Navigator Securities Lending Prime Portfolio(l)	43,792	43,792
Total Securities Lending Collateral (Cost of $43,792)		43,792
Short-Term Obligations – 0.6%
	Par ($)
Variable Rate Demand Notes (m) – 0.6%
FL Orange County School Board
Series 2000 B, Insured: AMBAC, SPA: SunTrust Bank N.A. 3.900% 08/01/25	1,800,000	1,800,000
Series 2002 B, Insured: MBIA, SPA: SunTrust Bank N.A. 3.900% 08/01/27	1,200,000	1,200,000
FL Pinellas County Health Facility Authority
All Childrens Hospital, Series 1985, Insured: AMBAC, SPA: Wachovia Bank N.A. 3.900% 12/01/15	3,600,000	3,600,000
MA Health & Educational Facilities Authority
Series 1985 D, Insured: MBIA, SPA: State Street Bank & Trust Co. 3.880% 01/01/35	20,000	20,000
MI Eastern University
Series 2001, Insured: FGIC, SPA: Dexia Credit Local 3.900% 06/01/27	300,000	300,000
MI Northern University
Series 2006, Insured: AMBAC, SPA: DEPFA Bank PLC 3.900% 12/01/35	1,200,000	1,200,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Short-Term Obligations (continued)
	Par ($)	Value ($)
MN Brooklyn Center
BCC Associates LLC, Series 2001, LOC: U.S. Bank N.A. 3.950% 12/01/14	200,000	200,000
MO Health & Educational Facilities Authority
SSM Health Care Corp., Series 2005 C-1, Insured: FSA, SPA: UBS AG 3.900% 06/01/19	1,700,000	1,700,000
MS Jackson County Pollution Control
Chevron Corp., Series 1993, 3.900% 06/01/23	1,400,000	1,400,000
NY New York City Municipal Water Finance Authority
Series 1995 A, Insured: FGIC, SPA: DEPFA Bank PLC 3.840% 06/15/25	100,000	100,000
TX Harris County Health Facilities Development Corp.
Texas Children's Hospital, Series 1999 B-1, Insured: MBIA, SPA: JPMorgan Chase Bank 3.910% 10/01/29	1,400,000	1,400,000
YMCA-Greater Houston Area, Series 2002, LOC: JPMorgan Chase Bank 3.880% 07/01/37	700,000	700,000
WA Economic Development Finance Authority
Pioneer Human Services, Series 1998, LOC: U.S. Bank N.A. 3.920% 09/01/18	300,000	300,000
WI Health & Educational Facilities Authority
Gundersen Clinic Ltd., Series 2000 A, Insured: FSA, SPA: Dexia Credit Local 3.900% 12/01/15	500,000	500,000
WY Uinta County Pollution Control Revenue
Chevron Corp.: Series 1992, 3.900% 12/01/22	1,100,000	1,100,000

	Par ($)	Value ($)
Series 1993, 3.900% 08/15/20	400,000	400,000
Variable Rate Demand Notes Total		15,920,000
Total Short-Term Obligations (Cost of $15,920,000)		15,920,000
Total Investments – 100.0% (Cost of $2,333,774,740)(n)		2,497,863,380
Other Assets & Liabilities, Net – 0.0%		635,233
Net Assets – 100.0%		2,498,498,613

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(c)  The issuer is in default of certain debt covenants. Income is not being accrued. At May 31, 2007, the value of these securities amounted to $1,431,083, which represents 0.1% of net assets.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities, which are not illiquid except the following, amounted to $50,501,816, which represents 2.0% of net assets.

Security	Acquisition Date	Par	Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,560,118

(f)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(g)  Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. These securities amount to $53,389,170 and serve as collateral in the transactions.

(h)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the Fund will begin accruing at this rate.

(i)  Position reflects anticipated residual bankruptcy claims.

(j)  Non-income producing security.

(k)  All or a portion of this security was on loan at May 31, 2007. The total market value of securities on loan at May 31, 2007 is $42,715.

(l)  Investment made with cash collateral received from securities lending activity.

(m)  Variable rate demand note. Each security is payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of May 31, 2007.

(n)  Cost for federal income tax purposes is $2,329,680,291.

(o)  The issuer is in default of certain debt covenants. Income is being accrued. At May 31, 2007, the value of this security represents 0.1% of net assets.

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

At May 31, 2007, the composition of the investment portfolio by revenue source is as follows:

	% of Net Assets
Tax-Backed	36.9
Other	21.3
Utilities	13.6
Health Care	8.6
Transportation	8.0
Housing	4.0
Education	3.1
Industrials	2.5
Other Revenue	1.1
Resource Recovery	0.3
	99.4
Investment Company	0.0	*
Common Stock	0.0	*
Securities Lending Collateral	0.0	*
Short-Term Obligations	0.6
Other Assets & Liabilities, Net	0.0	*
	100.0

*  Represents less than 0.01%.

At May 31, 2007, the Fund held investments in the following states/territories:

State/Territory	% of Total Investments
Massachusetts	9.6
Illinois	8.7
California	8.2
New York	8.2
Texas	8.0
New Jersey	5.3
Other*	52.0
100.0

*  Includes all states/territories that are less than 5.0% of total investments.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CAP	Capital Markets Assurance Corp.

CGIC	Capital Guaranty Insurance Corp.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

GTY AGMT	Guaranty Agreement

IFRN	Inverse Floating Rate Note

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

RAD	Radian Asset Assurance, Inc.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

		($)
Assets	Investments, at cost	2,333,774,740
	Investments, at value (including securities on loan of $42,715)	2,497,863,380
	Cash	163,879
	Receivable for:
	Fund shares sold	1,290,208
	Interest	34,153,598
	Dividends	11,070
	Securities lending	17
	Deferred Trustees' compensation plan	196,447
	Other assets	88,760
	Total Assets	2,533,767,359
Liabilities	Collateral on securities loaned	43,792
	Payable for:
	Fund shares repurchased	2,023,974
	Distributions	4,963,212
	Interest expense and fees	413,471
	Floating rate notes	25,587,160
	Investment advisory fee	1,032,364
	Pricing and bookkeeping fees	43,044
	Trustees' fees	97,957
	Distribution and service fees	307,855
	Custody fee	25,302
	Chief compliance officer expenses	2,500
	Deferred Trustees' compensation plan	196,447
	Other liabilities	531,668
	Total Liabilities	35,268,746
	Net Assets	2,498,498,613
Net Assets Consist of	Paid-in capital	2,356,119,455
	Undistributed net investment income	6,277,513
	Accumulated net realized loss	(27,986,995)
	Net unrealized appreciation on investments	164,088,640
	Net Assets	2,498,498,613
Class A	Net assets	$1,576,548,631
	Shares outstanding	116,355,900
	Net asset value per share	$13.55	(a)
	Maximum offering price per share ($13.55/0.9525)	$14.23	(b)
Class B	Net assets	$33,960,651
	Shares outstanding	2,506,447
	Net asset value and offering price per share	$13.55	(a)
Class C	Net assets	$21,724,384
	Shares outstanding	1,603,369
	Net asset value and offering price per share	$13.55	(a)
Class Z	Net assets	$866,264,947
	Shares outstanding	63,933,889
	Net asset value, offering and redemption price per share	$13.55

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Tax-Exempt Fund
For the Six Months Ended May 31, 2007 (Unaudited)

		($)
Investment Income	Interest	65,829,811
	Dividends	68,792
	Securities lending	49
	Total Investment Income	65,898,652
Expenses	Investment advisory fee	6,092,905
	Distribution fee:
	Class B	144,617
	Class C	78,048
	Service fee:
	Class A	1,606,823
	Class B	38,565
	Class C	20,805
	Transfer agent fee	548,016
	Pricing and bookkeeping fees	121,637
	Trustees' fees	84,634
	Custody fee	45,713
	Chief compliance officer expenses	7,500
	Other expenses	335,319
	Total Operating Expenses	9,124,582
	Interest expense and fees	539,511
	Total Expenses	9,664,093
	Fees waived by Distributor - Class C	(15,633)
	Custody earnings credit	(5,524)
	Net Expenses	9,642,936
	Net Investment Income	56,255,716
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	9,276,517
	Futures contracts	961,391
	Net realized gain	10,237,908
	Net change in unrealized appreciation on investments	(71,365,642)
	Net Loss	(61,127,734)
	Net Decrease Resulting from Operations	(4,872,018)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended May 31, 2007 ($)	Year Ended November 30, 2006 ($)
Operations	Net investment income	56,255,716	90,721,186
	Net realized gain on investments and futures contracts	10,237,908	4,285,402
	Net change in unrealized appreciation (depreciation) on investments	(71,365,642)	52,641,928
	Net Increase (Decrease) Resulting from Operations	(4,872,018)	147,648,516
Distributions Declared to Shareholders	From net investment income:
	Class A	(34,834,468)	(68,860,501)
	Class B	(690,301)	(1,345,455)
	Class C	(387,752)	(459,942)
	Class Z	(19,877,299)	(19,394,532)
	Total Distributions Declared to Shareholders	(55,789,820)	(90,060,430)
Share Transactions	Class A:
	Subscriptions	29,373,364	35,579,691
	Proceeds received in connection with merger	—	131,564,548
	Distributions reinvested	20,684,208	40,581,170
	Redemptions	(81,394,448)	(182,290,425)
	Net Increase (Decrease)	(31,336,876)	25,434,984
	Class B:
	Subscriptions	1,052,545	1,604,683
	Proceeds received in connection with merger	—	16,432,045
	Distributions reinvested	398,603	758,551
	Redemptions	(10,346,977)	(14,174,638)
	Net Increase (Decrease)	(8,895,829)	4,620,641
	Class C:
	Subscriptions	2,838,318	2,925,038
	Proceeds received in connection with merger	—	9,489,654
	Distributions reinvested	181,371	232,529
	Redemptions	(1,581,671)	(2,619,977)
	Net Increase	1,438,018	10,027,244
	Class Z:
	Subscriptions	40,637,559	16,547,900
	Proceeds received in connection with merger	—	577,965,524
	Distributions reinvested	4,573,648	9,457,111
	Redemptions	(47,660,091)	(56,565,227)
	Net Increase (Decrease)	(2,448,884)	547,405,308
	Net Increase (Decrease) from Share Transactions	(41,243,571)	587,488,177
	Total Increase (Decrease) in Net Assets	(101,905,409)	645,076,263
Net Assets	Beginning of period	2,600,404,022	1,955,327,759
	End of period	2,498,498,613	2,600,404,022
	Undistributed net investment income at end of period	6,277,513	5,811,617

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Tax-Exempt Fund (continued)

		(Unaudited) Six Months Ended May 31, 2007	Year Ended November 30, 2006
Changes in Shares	Class A:
	Subscriptions	2,142,509	2,608,553
	Issued in connection with merger	—	9,550,879
	Isssued for distributions reinvested	1,510,736	2,984,692
	Redemptions	(5,932,797)	(13,439,568)
	Net Increase (Decrease)	(2,279,552)	1,704,556
	Class B:
	Subscriptions	76,726	117,985
	Issued in connection with merger	—	1,192,816
	Isssued for distributions reinvested	29,107	55,754
	Redemptions	(753,748)	(1,043,899)
	Net Increase (Decrease)	(647,915)	322,656
	Class C:
	Subscriptions	207,094	214,322
	Issued in connection with merger	—	688,923
	Isssued for distributions reinvested	13,248	17,067
	Redemptions	(115,129)	(192,923)
	Net Increase	105,213	727,389
	Class Z:
	Subscriptions	2,960,098	1,205,243
	Issued in connection with merger	—	41,929,939
	Isssued for distributions reinvested	334,061	695,573
	Redemptions	(3,473,571)	(4,157,693)
	Net Increase (Decrease)	(179,412)	39,673,062

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class A Shares	2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$13.88		$13.49		$13.51		$13.60		$13.16		$13.13
Income from Investment Operations:
Net investment income (a)	0.30		0.61		0.62		0.61		0.60		0.66
Net realized and unrealized gain (loss) on investments and futures contracts	(0.33)		0.38		(0.03)		(0.11)		0.44		0.02
Total from Investment Operations	(0.03)		0.99		0.59		0.50		1.04		0.68
Less Distributions Declared to Shareholders:
From net investment income	(0.30)		(0.60)		(0.61)		(0.59)		(0.60)		(0.65)
Net Asset Value, End of Period	$13.55		$13.88		$13.49		$13.51		$13.60		$13.16
Total return (b)	(0.24	)%(c)	7.53%		4.41	%(d)	3.78	%(d)	8.05	%(d)	5.26	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (e)	0.77	%(f)	0.80%		0.82%		0.86%		0.94%		0.94%
Interest and fee expense	0.04	%(f)(g)	0.05	%(g)	—		—		—		—
Net expenses (e)	0.81	%(f)	0.85%		0.82%		0.86%		0.94%		0.94%
Waiver/Reimbursement	—		—		—	%(h)	0.03%		0.03%		0.03%
Net investment income (e)	4.37	%(f)	4.46%		4.50%		4.49%		4.50%		5.01%
Portfolio turnover rate	6	%(c)	5%		4%		5%		11%		19%
Net assets, end of period (000's)	$1,576,549		$1,646,201		$1,577,102		$1,638,527		$1,837,693		$1,900,366

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class B Shares	2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$13.88		$13.49		$13.51		$13.60		$13.16		$13.13
Income from Investment Operations:
Net investment income (a)	0.25		0.50		0.51		0.50		0.50		0.56
Net realized and unrealized gain (loss) on investments and futures contracts	(0.33)		0.39		(0.02)		(0.10)		0.44		0.02
Total from Investment Operations	(0.08)		0.89		0.49		0.40		0.94		0.58
Less Distributions Declared to Shareholders:
From net investment income	(0.25)		(0.50)		(0.51)		(0.49)		(0.50)		(0.55)
Net Asset Value, End of Period	$13.55		$13.88		$13.49		$13.51		$13.60		$13.16
Total return (b)	(0.62	)%(c)	6.73%		3.63	%(d)	3.01	%(d)	7.25	%(d)	4.47	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (e)	1.52	%(f)	1.55%		1.57%		1.61%		1.69%		1.69%
Interest and fee expense	0.04	%(f)(g)	0.05	%(g)	—		—		—		—
Net expenses (e)	1.56	%(f)	1.60%		1.57%		1.61%		1.69%		1.69%
Waiver/Reimbursement	—		—		—	%(h)	0.03%		0.03%		0.03%
Net investment income (e)	3.62	%(f)	3.71%		3.75%		3.74%		3.75%		4.26%
Portfolio turnover rate	6	%(c)	5%		4%		5%		11%		19%
Net assets, end of period (000's)	$33,961		$43,771		$38,193		$45,168		$64,990		$81,766

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class C Shares	2007		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.88		$13.49		$13.51	$13.60	$13.16	$13.13
Income from Investment Operations:
Net investment income (a)	0.26		0.52		0.53	0.53	0.51	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	(0.33)		0.39		(0.02)	(0.11)	0.45	0.02
Total from Investment Operations	(0.07)		0.91		0.51	0.42	0.96	0.60
Less Distributions Declared to Shareholders:
From net investment income	(0.26)		(0.52)		(0.53)	(0.51)	(0.52)	(0.57)
Net Asset Value, End of Period	$13.55		$13.88		$13.49	$13.51	$13.60	$13.16
Total return (b)(c)	(0.54	)%(d)	6.89%		3.78%	3.17%	7.41%	4.63%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (e)	1.37	%(f)	1.40%		1.42%	1.46%	1.54%	1.54%
Interest and fee expense	0.04	%(f)(g)	0.05	%(g)	—	—	—	—
Net expenses (e)	1.41	%(f)	1.45%		1.42%	1.46%	1.54%	1.54%
Waiver/Reimbursement	0.15	%(f)	0.15%		0.15%	0.18%	0.18%	0.18%
Net investment income (e)	3.77	%(f)	3.83%		3.90%	3.89%	3.90%	4.41%
Portfolio turnover rate	6	%(d)	5%		4%	5%	11%	19%
Net assets, end of period (000's)	$21,724		$20,789		$10,396	$8,699	$12,450	$13,165

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended May 31, 2007		Year Ended November 30, 2006		Period Ended November 30, 2005 (a)
Net Asset Value, Beginning of Period	$13.88		$13.49		$13.71
Income from Investment Operations:
Net investment income (b)	0.31		0.62		0.13
Net realized and unrealized gain (loss) on investments and futures contracts	(0.33)		0.40		(0.22)
Total from Investment Operations	(0.02)		1.02		(0.09)
Less Distributions Declared to Shareholders:
From net investment income	(0.31)		(0.63)		(0.13)
Net Asset Value, End of Period	$13.55		$13.88		$13.49
Total return (c)	(0.14	)%(d)	7.75%		(0.63	)%(d)(e)
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (f)	0.57	%(g)	0.60%		0.57	%(g)
Interest and fee expense	0.04	%(g)(h)	0.05	%(h)	—
Net expenses (f)	0.61	%(g)	0.65%		0.57	%(g)
Waiver/Reimbursement	—		—		—	%(g)(i)
Net investment income (f)	4.57	%(g)	4.62%		4.91	%(g)
Portfolio turnover rate	6	%(d)	5%		4	%(d)
Net assets, end of period (000's)	$866,265		$889,644		$329,637

(a)  On September 16, 2005, Columbia Tax-Exempt Fund Class Z shares commenced operations.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal income tax and opportunities for long-term appreciation.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and, as applicable, sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Floating-Rate Notes Issued in Conjunction with Securities Held

The Fund may sell a fixed-rate bond ("Fixed-Rate Bond") to a broker who deposits the Fixed-Rate Bond into a special-purpose entity from which are issued floating-rate notes ("Floating-Rate Notes") that are sold to third parties. The Floating-Rate Notes have interest rates that reset weekly and holders have the option to tender their notes to the broker at par at each reset date. A residual certificate (an "Inverse Floater"), which pays interest equal to the difference between the Fixed-Rate Bond and the Floating-Rate Notes, is also issued by the special-purpose entity. The Inverse Floater also gives the holder the right to cause the Floating-Rate Notes to be called at par and to require transfer of the Fixed-Rate Bond to the holder of the Inverse Floater, thereby liquidating the special-purpose entity. In certain transactions, the Fund ultimately receives the Inverse Floater plus cash equivalent to the proceeds raised from the issuance of the Floating-Rate Notes in exchange for the Fixed-Rate Bonds.

Although the Fund physically holds the Inverse Floater, because of its right to cause the liquidation of the special-purpose entity and recover the Fixed-Rate Bond it originally sold to the broker, the Fund accounts for this transaction as a secured borrowing pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, by including the Fixed-Rate Bond in its Portfolio of Investments, and recognizing the Floating-Rate Notes as a liability on its Statement of Assets and Liabilities.

Futures Contracts

The Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the municipal bond markets. The Fund may use these investments for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss to one position by establishing an opposite position. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended November 30, 2006 was as follows:

Tax-Exempt Income	$89,980,818
Ordinary Income *	79,612

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$180,094,392	$(11,911,303)	$168,183,089

The following capital loss carryforwards, determined as of November 30, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$13,280,466
2009	179,607
2010	10,177,991
Total	$23,638,064

Of the capital loss carryforwards attributable to the Fund, $179,607 (expiring November 30, 2009) and $1,320,005 (expiring November 30, 2010) were acquired from the merger with Columbia Municipal Income Fund, none of which were utilized to offset gains during the year ended November 30, 2006. The availability of the remaining capital loss carryforward from the Columbia Municipal Income Fund may be limited in a given year. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under the Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.55%
$500 million to $1 billion	0.50%
$1 billion to $1.5 billion	0.47%
$1.5 billion to $3 billion	0.44%
$3 billion to $6 billion	0.43%
Over $6 billion	0.42%

For the six months ended May 31, 2007, the Fund's annualized effective investment advisory fee rate was 0.48% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended May 31, 2007, the total amounts paid and payable to affiliates by the Fund under these arrangements were $19,402 and $1,518, respectively.

For the six months ended May 31, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.010% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended May 31, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 0.04% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six-months ended May 31, 2007, the Distributor has retained net underwriting discounts of $35,323 on sales of the Fund's Class A shares and net CDSC fees of $38,362 and $86 on Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the "Plans"), which require the payment of a monthly service fee to the Distributor equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Portfolio Information

For the six months ended May 31, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $137,861,638 and $175,107,893, respectively.

At May 31, 2007, the Fund held Inverse Floaters related to the following securities:

Par
CA San Francisco Bay Area Rapid Transit District, Series 1999, 5.500%, 07/01/26	$10,000,000
FL Tampa Bay Water Utility Systems,
Series 1999, 5.750%, 10/01/29	3,000,000
MA Port Authority, Series 1999 C, 5.750%, 07/01/29	5,000,000
MA Port Authority, Series 1999 D, AMT,
6.000%, 07/01/29	3,000,000
NC Charlotte, Series 1999 B, AMT, 6.000%, 07/01/28	2,000,000
NY New York City Municipal Water
Finance Authority, Series 1999 A,
5.500%, 06/15/32	10,000,000
TX Harris County Health Facilities Development Corp., Christus Health, Series 1999 A, 5.375%, 07/01/19	18,000,000
$51,000,000

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Against these securities have been issued $25,500,000 par of Floating-Rate Notes bearing interest rates at May 31, 2007 ranging from 3.990% to 4.707%, at a weighted average rate of 4.515%. Interest paid on the Floating-Rate Notes during the six months ended May 31, 2007 was at an average annualized rate of 4.163%. The Fund's physical holdings at May 31, 2007 were Inverse Floaters totaling $25,500,000 par, market value of $27,802,010, bearing interest at a weighted rate of 6.573%. The Inverse Floaters are exempt from registration pursuant to Rule 144A under the Securities Act of 1933.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended May 31, 2007, the Fund did not borrow under these arrangements.

Note 7. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Service, Inc. ("Moody's) or rated AAA by Standard & Poor's, except for Radian Asset Assurance, Inc. which is rated Aa3 and AA by Moody's and Standard & Poor's, respectively. At May 31, 2007, investments supported by private insurers that represent greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	18.8
Ambac Assurance Corp.	14.4
Financial Guaranty Insurance Co.	13.4
Financial Security Assurance, Inc.	9.4

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds". Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

securities may be less liquid to the extent that there is no established secondary market.

Sector Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Geographic Concentration

The Fund has greater than 5% of its total investments at May 31, 2007 invested in debt obligations issued by the states of New York, Massachusetts, Illinois, California, New Jersey, Texas and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the state's or territories municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Columbia Tax-Exempt Fund
May 31, 2007 (Unaudited)

Note 9. Business Combinations and Mergers

After the close of business on September 22, 2006, Columbia Tax-Exempt Insured Fund and Columbia Municipal Income Fund (collectively, the "Target Funds") merged into Columbia Tax-Exempt Fund. Columbia Tax-Exempt Fund received a tax-free transfer of assets from the Target Funds as follows:

	Shares Issued	Net Assets Received	Unrealized Appreciation*
Columbia Tax-Exempt Insured Fund	9,023,311	$124,282,889	$15,636,407
Columbia Municipal Income Fund	44,339,246	611,168,882	35,832,754

Net Assets of Columbia Tax-Exempt Fund Prior to Combination	Net Assets of Target Funds Immediately Prior to Combination	Net Assets of Columbia Tax-Exempt Fund Immediately After Combination
$1,875,715,026	$735,451,771	$2,611,166,797

*  Unrealized appreciation is included in the respective Net Assets Received amount.

Important Information About This Report – Columbia Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Tax-Exempt Fund

Semiannual Report – May 31, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/131652-0507 (07/07) 07/41018

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 23, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 23, 2007